Prospectus

February 28, 2014

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A FUND.

¢	Goldman Sachs Large Cap Growth Insights Fund (formerly the Goldman Sachs Structured Large Cap Growth Fund)
■	Class A: GLCGX
■	Class B: GCLCX
■	Class C: GLCCX
■	Institutional: GCGIX
■	Service: GSCLX
■	Class IR: GLCTX
■	Class R: GLCRX
¢	Goldman Sachs Large Cap Value Insights Fund (formerly the Goldman Sachs Structured Large Cap Value Fund)
■	Class A: GCVAX
■	Class B: GCVBX
■	Class C: GCVCX
■	Institutional: GCVIX
■	Service: GCLSX
■	Class IR: GCVTX
■	Class R: GCVRX
¢	Goldman Sachs Small Cap Equity Insights Fund (formerly the Goldman Sachs Structured Small Cap Equity Fund)
■	Class A: GCSAX
■	Class B: GCSBX
■	Class C: GCSCX
■	Institutional: GCSIX
■	Service: GCSSX
■	Class IR: GDSTX
■	Class R: GDSRX
¢	Goldman Sachs Small Cap Growth Insights Fund (formerly the Goldman Sachs Structured Small Cap Growth Fund)
■	Class A: GSAOX
■	Class B: GSBOX
■	Class C: GSCOX
■	Institutional: GSIOX
■	Class IR: GSTOX
■	Class R: GSROX
¢	Goldman Sachs Small Cap Value Insights Fund (formerly the Goldman Sachs Structured Small Cap Value Fund)
■	Class A: GSATX
■	Class B: GSBTX
■	Class C: GSCTX
■	Institutional: GSITX
■	Class IR: GTTTX
■	Class R: GTTRX
¢	Goldman Sachs U.S. Equity Insights Fund (formerly the Goldman Sachs Structured U.S. Equity Fund)
■	Class A: GSSQX
■	Class B: GSSBX
■	Class C: GSUSX
■	Institutional: GSELX
■	Service: GSESX
■	Class IR: GSUTX
■	Class R: GSURX

Table of Contents

1	Goldman Sachs Large Cap Growth Insights Fund – Summary

8	Goldman Sachs Large Cap Value Insights Fund – Summary

15	Goldman Sachs Small Cap Equity Insights Fund – Summary

22	Goldman Sachs Small Cap Growth Insights Fund – Summary

29	Goldman Sachs Small Cap Value Insights Fund – Summary

36	Goldman Sachs U.S. Equity Insights Fund – Summary

44	Investment Management Approach

56	Risks of the Funds

61	Service Providers

68	Distributions

70	Shareholder Guide

70 How To Buy Shares

86 How To Sell Shares

99	Taxation

102	Appendix A Additional Information on Portfolio Risks, Securities and Techniques

124	Appendix B Financial Highlights

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Large Cap Growth Insights Fund—Summary

Investment Objective

The Goldman Sachs Large Cap Growth Insights Fund (formerly the Goldman Sachs Structured Large Cap Growth Fund) (the “Fund”) seeks long-term growth of capital, with dividend income as a secondary consideration.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 78 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-112 of the Fund’s Statement of Additional Information (“SAI”).

	Class A		Class B		Class C		Institutional		Service	Class IR		Class R
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None		None		None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None		5.00%		1.00%		None		None	None		None

	Class A		Class B		Class C		Institutional		Service	Class IR		Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%		0.65%		0.65%		0.65%		0.65%	0.65%		0.65%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None		0.50%
Other Expenses[2]	0.30%		0.30%		0.30%		0.15%		0.65%	0.30%		0.31%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
All Other Expenses	0.30%		0.30%		0.30%		0.15%		0.15%	0.30%		0.31%
Total Annual Fund Operating Expenses	1.20%		1.95%		1.95%		0.80%		1.30%	0.95%		1.46%
Fee Waiver and Expense Limitation[3]	(0.24)%		(0.24)%		(0.24)%		(0.24)%		(0.24)%	(0.24)%		(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	0.96%		1.71%		1.71%		0.56%		1.06%	0.71%		1.21%

[1]	A contingent deferred sales charge (“CDSC”) of 1% may be imposed on Class A Shares redeemed within 18 months of purchase, if the Shares were purchased at NAV and a one-time commission was paid by the Distributor to the Authorized Institution. A CDSC is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.52% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.
[4]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$643	$888	$1,152	$1,904
Class B Shares
– Assuming complete redemption at end of period	$674	$889	$1,230	$2,061
– Assuming no redemption	$174	$589	$1,030	$2,061
Class C Shares
– Assuming complete redemption at end of period	$274	$589	$1,030	$2,255
– Assuming no redemption	$174	$589	$1,030	$2,255
Institutional Shares	$57	$231	$421	$967
Service Shares	$108	$388	$690	$1,547
Class IR Shares	$73	$279	$502	$1,144
Class R Shares	$123	$437	$774	$1,725

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2013 was 232% of the average value of its portfolio.

Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers have public stock market capitalizations similar to those of companies constituting the Russell 1000® Index, which as of February 1, 2014 was between $322 million and $450 billion. However, the Fund may invest in securities outside the Russell 1000® capitalization range.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality, and Momentum. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Quality theme assesses both firm and management quality. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund maintains risk, style, and capitalization characteristics similar to the Russell 1000® Growth Index, which generally consists of companies with above average capitalization and earnings growth expectations and below average dividend yields. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

The Fund’s benchmark index is the Russell 1000® Growth Index.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation

(“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (INSTITUTIONAL)

Best Quarter Q1 ’12 +15.33% Worst Quarter Q4 ’08 –22.14%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2013	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 05/01/97)
Returns Before Taxes	28.37%	17.66%	5.45%	4.66%
Returns After Taxes on Distributions	27.95%	17.22%	5.20%	4.30%
Returns After Taxes on Distributions and Sale of Fund Shares	16.05%	14.13%	4.24%	3.64%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.38%	7.82%	6.27%
Class B Shares (Inception 05/01/97)
Returns Before Taxes	29.88%	17.92%	5.38%	4.63%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.38%	7.82%	6.27%
Class C Shares (Inception 08/15/97)
Returns Before Taxes	33.86%	18.13%	5.25%	3.25%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.38%	7.82%	5.34%
Institutional Shares (Inception 05/01/97)
Returns Before Taxes	36.42%	19.49%	6.49%	5.43%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.38%	7.82%	6.27%
Service Shares (Inception 05/01/97)
Returns Before Taxes	35.71%	18.87%	5.97%	4.91%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.38%	7.82%	6.27%
Class IR Shares (Inception 11/30/07)
Returns Before Taxes	36.18%	19.29%	N/A	5.94%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.38%	N/A	7.47%
Class R Shares (Inception 11/30/07)
Returns	35.48%	18.71%	N/A	5.43%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.38%	N/A	7.47%

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Len Ioffe, CFA, Managing Director and Senior Portfolio Manager, has managed the Fund since 2011; Osman Ali, CFA, Managing Director, has managed the Fund since 2012; and Dennis Walsh, Vice President, has managed the Fund since 2013.

Buying and Selling Fund Shares

The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or certain institutional investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Class IR and Class R Shares. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A and Class C shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Class IR or Class R shareholders.

The Fund does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Authorized Institution (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

Class B Shares are generally no longer available for purchase by current or prospective investors.

You may purchase and redeem (sell) shares of the Fund on any business day through certain banks, trust companies, brokers, dealers, investment advisers and other financial institutions (“Authorized Institutions”).

Tax Information

For important tax information, please see “Tax Information” on page 43 of this Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 43 of this Prospectus.

Goldman Sachs Large Cap Value Insights Fund—Summary

Investment Objective

The Goldman Sachs Large Cap Value Insights Fund (formerly the Goldman Sachs Structured Large Cap Value Fund) (the “Fund”) seeks long-term growth of capital and dividend income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 78 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-112 of the Fund’s Statement of Additional Information (“SAI”).

	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	5.00%	1.00%	None	None	None	None

	Class A		Class B		Class C		Institutional		Service	Class IR		Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	0.60%		0.60%		0.60%		0.60%		0.60%	0.60%		0.60%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None		0.50%
Other Expenses	0.29%		0.30%		0.30%		0.15%		0.65%	0.31%		0.30%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
All Other Expenses	0.29%		0.30%		0.30%		0.15%		0.15%	0.31%		0.30%
Total Annual Fund Operating Expenses	1.14%		1.90%		1.90%		0.75%		1.25%	0.91%		1.40%
Fee Waiver and Expense Limitation[3]	(0.18)%		(0.19)%		(0.19)%		(0.19)%		(0.19)%	(0.19)%		(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	0.96%		1.71%		1.71%		0.56%		1.06%	0.72%		1.21%

[1]	A contingent deferred sales charge (“CDSC”) of 1% may be imposed on Class A Shares redeemed within 18 months of purchase, if the Shares were purchased at NAV and a one-time commission was paid by the Distributor to the Authorized Institution. A CDSC is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.52% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.
[4]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$643	$875	$1,127	$1,845
Class B Shares
– Assuming complete redemption at end of period	$674	$879	$1,209	$2,008
– Assuming no redemption	$174	$579	$1,009	$2,008
Class C Shares
– Assuming complete redemption at end of period	$274	$579	$1,009	$2,207
– Assuming no redemption	$174	$579	$1,009	$2,207
Institutional Shares	$57	$221	$398	$913
Service Shares	$108	$378	$668	$1,495
Class IR Shares	$74	$271	$485	$1,102
Class R Shares	$123	$424	$748	$1,663

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2013 was 221% of the average value of its portfolio.

Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers have public stock market capitalizations similar to those of companies constituting the Russell 1000® Index at the time of investment, which as of February 1, 2014 was between $322 million and $450 billion. However, the Fund may invest in securities outside the Russell 1000® capitalization range.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality, and Momentum. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Quality theme assesses both firm and management quality. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund maintains risk, style, and capitalization characteristics similar to the Russell 1000® Value Index, which generally consists of companies with above average capitalizations, low earnings growth expectations and above average dividend yields. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

The Fund’s benchmark index is the Russell 1000® Value Index.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (INSTITUTIONAL)

Best Quarter Q3 ’09 +16.92% Worst Quarter Q4 ’08 –22.03%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2013	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 12/31/98)
Returns Before Taxes	26.81%	14.35%	5.81%	4.68%
Returns After Taxes on Distributions	26.46%	14.04%	5.38%	4.26%
Returns After Taxes on Distributions and Sale of Fund Shares	15.42%	11.55%	4.71%	3.75%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.66%	7.58%	6.22%
Class B Shares (Inception 12/31/98)
Returns Before Taxes	28.09%	14.55%	5.76%	4.65%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.66%	7.58%	6.22%
Class C Shares (Inception 12/31/98)
Returns Before Taxes	32.19%	14.81%	5.63%	4.30%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.66%	7.58%	6.22%
Institutional Shares (Inception 12/31/98)
Returns Before Taxes	34.75%	16.12%	6.84%	5.49%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.66%	7.58%	6.22%
Service Shares (Inception 12/31/98)
Returns Before Taxes	33.98%	15.55%	6.31%	4.97%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.66%	7.58%	6.22%
Class IR Shares (Inception 11/30/07)
Returns Before Taxes	34.41%	15.95%	N/A	4.24%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.66%	N/A	5.07%
Class R Shares (Inception 11/30/07)
Returns	33.75%	15.40%	N/A	3.73%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.66%	N/A	5.07%

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Len Ioffe, CFA, Managing Director and Senior Portfolio Manager, has managed the Fund since 2011; Osman Ali, CFA, Managing Director, has managed the Fund since 2012; and Dennis Walsh, Vice President, has managed the Fund since 2013.

Buying and Selling Fund Shares

The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or certain institutional investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Class IR and Class R Shares. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A and Class C shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Class IR or Class R shareholders.

The Fund does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Authorized Institution (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

Class B Shares are generally no longer available for purchase by current or prospective investors.

You may purchase and redeem (sell) shares of the Fund on any business day through certain banks, trust companies, brokers, dealers, investment advisers and other financial institutions (“Authorized Institutions”).

Tax Information

For important tax information, please see “Tax Information” on page 43 of this Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 43 of this Prospectus.

Goldman Sachs Small Cap Equity Insights Fund—Summary

Investment Objective

The Goldman Sachs Small Cap Equity Insights Fund (formerly the Goldman Sachs Structured Small Cap Equity Fund) (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 78 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-112 of the Fund’s Statement of Additional Information (“SAI”).

	Class A		Class B		Class C		Institutional		Service	Class IR		Class R
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None		None		None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None		5.00%		1.00%		None		None	None		None

	Class A		Class B		Class C		Institutional		Service	Class IR		Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%		0.85%		0.85%		0.85%		0.85%	0.85%		0.85%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None		0.50%
Other Expenses[2]	0.36%		0.36%		0.36%		0.21%		0.71%	0.36%		0.38%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
All Other Expenses	0.36%		0.36%		0.36%		0.21%		0.21%	0.36%		0.38%
Total Annual Fund Operating Expenses	1.46%		2.21%		2.21%		1.06%		1.56%	1.21%		1.73%
Fee Waiver and Expense Limitation[3]	(0.20)%		(0.20)%		(0.20)%		(0.20)%		(0.20)%	(0.20)%		(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.26%		2.01%		2.01%		0.86%		1.36%	1.01%		1.51%

[1]	A contingent deferred sales charge (“CDSC”) of 1% may be imposed on Class A Shares redeemed within 18 months of purchase, if the Shares were purchased at NAV and a one-time commission was paid by the Distributor to the Authorized Institution. A CDSC is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.82% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$671	$968	$1,286	$2,184
Class B Shares
– Assuming complete redemption at end of period	$704	$972	$1,366	$2,339
– Assuming no redemption	$204	$672	$1,166	$2,339
Class C Shares
– Assuming complete redemption at end of period	$304	$672	$1,166	$2,529
– Assuming no redemption	$204	$672	$1,166	$2,529
Institutional Shares	$88	$317	$565	$1,276
Service Shares	$138	$473	$831	$1,839
Class IR Shares	$103	$364	$646	$1,448
Class R Shares	$154	$524	$918	$2,023

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2013 was 151% of the average value of its portfolio.

Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations similar to that of the range of the market capitalizations of companies constituting the Russell 2000® Index at the time of investment, which as of February 1, 2014 was between $6 million and $6 billion. However, the Fund may invest in securities outside the Russell 2000® capitalization range.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality, and Momentum. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Quality theme assesses both firm and management quality. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund maintains risk, style, and capitalization characteristics similar to the Russell 2000® Index, which is an index designed to represent an investable universe of small-cap companies. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

The Fund’s benchmark index is the Russell 2000® Index.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation

(“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B,

Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (INSTITUTIONAL)

Best Quarter Q3 ’09 +21.27% Worst Quarter Q4 ’08 –25.66%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2013	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 8/15/97)
Returns Before Taxes	27.06%	18.56%	6.02%	6.35%
Returns After Taxes on Distributions	26.80%	18.43%	5.49%	5.68%
Returns After Taxes on Distributions and Sale of Fund Shares	15.51%	15.14%	4.81%	5.08%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.07%	9.06%	7.93%
Class B Shares (Inception 8/15/97)
Returns Before Taxes	28.56%	18.83%	5.95%	6.32%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.07%	9.06%	7.93%
Class C Shares (Inception 8/15/97)
Returns Before Taxes	32.45%	19.01%	5.82%	5.94%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.07%	9.06%	7.93%
Institutional Shares (Inception 8/15/97)
Returns Before Taxes	35.04%	20.39%	7.04%	7.14%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.07%	9.06%	7.93%
Service Shares (Inception 8/15/97)
Returns Before Taxes	34.30%	19.78%	6.50%	6.61%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.07%	9.06%	7.93%

For the period ended December 31, 2013	1 Year	5 Years	10 Years	Since Inception
Class IR Shares (Inception 11/30/07)
Returns Before Taxes	34.78%	20.21%	N/A	8.34%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.07%	N/A	8.59%
Class R Shares (Inception 11/30/07)
Returns	34.13%	19.63%	N/A	7.83%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.07%	N/A	8.59%

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Len Ioffe, CFA, Managing Director and Senior Portfolio Manager, has managed the Fund since 2011; Osman Ali, CFA, Managing Director, has managed the Fund since 2012; and Dennis Walsh, Vice President, has managed the Fund since 2013.

Buying and Selling Fund Shares

The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or certain institutional investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Class IR and Class R Shares. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A and Class C shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Class IR or Class R shareholders.

The Fund does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Authorized Institution (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

Class B Shares are generally no longer available for purchase by current or prospective investors.

You may purchase and redeem (sell) shares of the Fund on any business day through certain banks, trust companies, brokers, dealers, investment advisers and other financial institutions (“Authorized Institutions”).

Tax Information

For important tax information, please see “Tax Information” on page 43 of this Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 43 of this Prospectus.

Goldman Sachs Small Cap Growth Insights Fund—Summary

Investment Objective

The Goldman Sachs Small Cap Growth Insights Fund (formerly the Goldman Sachs Structured Small Cap Growth Fund) (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 78 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-112 of the Fund’s Statement of Additional Information (“SAI”).

	Class A	Class B	Class C	Institutional	Class IR	Class R
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	5.00%	1.00%	None	None	None

	Class A	Class B	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None	0.50%
Other Expenses[2]	0.83%	0.82%	0.83%	0.68%	0.86%	0.83%
Total Annual Fund Operating Expenses	1.93%	2.67%	2.68%	1.53%	1.71%	2.18%
Fee Waiver and Expense Limitation[3]	(0.62)%	(0.62)%	(0.62)%	(0.62)%	(0.65)%	(0.62)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.31%	2.05%	2.06%	0.91%	1.06%	1.56%

[1]

A contingent deferred sales charge (“CDSC”) of 1% may be imposed on Class A Shares redeemed within 18 months of purchase, if the Shares were purchased at NAV and a one-time commission was paid by the Distributor to the Authorized Institution. A CDSC is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.84% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.
[4]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$676	$1,066	$1,480	$2,632
Class B Shares
– Assuming complete redemption at end of period	$708	$1,071	$1,560	$2,777
– Assuming no redemption	$208	$771	$1,360	$2,777
Class C Shares
– Assuming complete redemption at end of period	$309	$774	$1,365	$2,967
– Assuming no redemption	$209	$774	$1,365	$2,967
Institutional Shares	$93	$423	$775	$1,771
Class IR Shares	$108	$475	$867	$1,965
Class R Shares	$159	$622	$1,113	$2,465

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2013 was 163% of the average value of its portfolio.

Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. For the purposes of this restriction, “small-cap U.S. issuers” have public stock market capitalizations of companies constituting the Russell 2000® Index, which as of February 1, 2014 was between $6 million and $6 billion. However, the Fund may invest in securities outside the Russell 2000® capitalization range.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality and Momentum. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Quality theme assesses both firm and management quality. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund maintains risk, style, and capitalization characteristics similar to the Russell 2000® Growth Index, which is an index designed to represent an investable universe of small-cap companies with above average price to book ratios and earnings growth expectations. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (CLASS A)

Best Quarter Q2 ’09 +21.81% Worst Quarter Q4 ’08 –26.48%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2013	1 Year	5 Years	Since Inception
Class A Shares (Inception 6/25/07)
Returns Before Taxes	30.38%	21.73%	6.27%
Returns After Taxes on Distributions	27.94%	21.21%	4.59%
Returns After Taxes on Distributions and Sale of Fund Shares	19.09%	17.82%	4.71%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	43.30%	22.57%	8.18%
Class B Shares (Inception 6/25/07)
Returns Before Taxes	31.39%	22.01%	6.40%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	43.30%	22.57%	8.18%
Class C Shares (Inception 6/25/07)
Returns Before Taxes	35.78%	22.22%	6.40%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	43.30%	22.57%	8.18%
Institutional Shares (Inception 6/25/07)
Returns Before Taxes	38.47%	23.63%	7.63%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	43.30%	22.57%	8.18%
Class IR Shares (Inception 11/30/07)
Returns Before Taxes	38.23%	23.45%	9.69%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	43.30%	22.57%	9.22%
Class R Shares (Inception 11/30/07)
Returns	37.56%	22.81%	9.13%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	43.30%	22.57%	9.22%

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Len Ioffe, CFA, Managing Director and Senior Portfolio Manager, has managed the Fund since 2011; Osman Ali, CFA, Managing Director, has managed the Fund since 2012; and Dennis Walsh, Vice President, has managed the Fund since 2013.

Buying and Selling Fund Shares

The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or certain institutional investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Class IR and Class R Shares. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A and Class C shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Class IR or Class R shareholders.

Class B Shares are generally no longer available for purchase by current or prospective investors.

You may purchase and redeem (sell) shares of the Fund on any business day through certain banks, trust companies, brokers, dealers, investment advisers and other financial institutions (“Authorized Institutions”).

Tax Information

For important tax information, please see “Tax Information” on page 43 of this Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 43 of this Prospectus.

Goldman Sachs Small Cap Value Insights Fund—Summary

Investment Objective

The Goldman Sachs Small Cap Value Insights Fund (formerly the Goldman Sachs Structured Small Cap Value Fund) (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 78 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-112 of the Fund’s Statement of Additional Information (“SAI”).

	Class A	Class B	Class C	Institutional	Class IR	Class R
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	5.00%	1.00%	None	None	None

	Class A	Class B	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None	0.50%
Other Expenses[2]	0.44%	0.43%	0.44%	0.28%	0.44%	0.44%
Total Annual Fund Operating Expenses	1.54%	2.28%	2.29%	1.13%	1.29%	1.79%
Fee Waiver and Expense Limitation[3]	(0.28)%	(0.28)%	(0.29)%	(0.27)%	(0.28)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.26%	2.00%	2.00%	0.86%	1.01%	1.51%

[1]

A contingent deferred sales charge (“CDSC”) of 1% may be imposed on Class A Shares redeemed within 18 months of purchase, if the Shares were purchased at NAV and a one-time commission was paid by the Distributor to the Authorized Institution. A CDSC is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
2	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.81% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$671	$984	$1,318	$2,261
Class B Shares
– Assuming complete redemption at end of period	$703	$986	$1,395	$2,408
– Assuming no redemption	$203	$686	$1,195	$2,408
Class C Shares
– Assuming complete redemption at end of period	$303	$688	$1,199	$2,603
– Assuming no redemption	$203	$688	$1,199	$2,603
Institutional Shares	$88	$332	$596	$1,351
Class IR Shares	$103	$381	$681	$1,532
Class R Shares	$154	$536	$944	$2,082

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2013 was 141% of the average value of its portfolio.

Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. For the purposes of this restriction, “small-cap U.S. issuers” have public stock market capitalizations of companies constituting the Russell 2000® Index, which as of February 1, 2014 was between $6 million and $6 billion. However, the Fund may invest in securities outside the Russell 2000® capitalization range.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality, and Momentum. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Quality theme assesses both firm and management quality. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund maintains risk, style, and capitalization characteristics similar to the Russell 2000® Value Index, which is designed to represent an investable universe of small-cap companies with above average price to book ratios and earnings growth expectations. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

The Fund’s benchmark index is the Russell 2000® Value Index.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (CLASS A)

Best Quarter Q3 ’09 +24.33% Worst Quarter Q4 ’08 –23.95%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2013	1 Year	5 Years	Since Inception
Class A Shares (Inception 6/25/07)
Returns Before Taxes	24.48%	16.65%	3.51%
Returns After Taxes on Distributions	24.33%	16.45%	1.65%
Returns After Taxes on Distributions and Sale of Fund Shares	13.97%	13.45%	2.89%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.63%	5.12%
Class B Shares (Inception 6/25/07)
Returns Before Taxes	25.71%	17.15%	3.67%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.63%	5.12%
Class C Shares (Inception 6/25/07)
Returns Before Taxes	29.73%	17.03%	3.61%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.63%	5.12%
Institutional Shares (Inception 6/25/07)
Returns Before Taxes	32.20%	18.49%	4.85%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.63%	5.12%
Class IR Shares (Inception 11/30/07)
Returns Before Taxes	32.01%	18.23%	7.81%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.63%	7.88%
Class R Shares (Inception 11/30/07)
Returns	31.36%	17.65%	7.33%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.63%	7.88%

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Ron Hua, CFA, Managing Director, Chief Investment Officer, of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Len Ioffe, CFA, Managing Director and Senior Portfolio Manager, has managed the Fund since 2011; Osman Ali, CFA, Managing Director, has managed the Fund since 2012; and Dennis Walsh, Vice President, has managed the Fund since 2013.

Buying and Selling Fund Shares

The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or certain institutional investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Class IR and Class R Shares. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A and Class C shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Class IR or Class R shareholders.

Class B Shares are generally no longer available for purchase by current or prospective investors.

You may purchase and redeem (sell) shares of the Fund on any business day through certain banks, trust companies, brokers, dealers, investment advisers and other financial institutions (“Authorized Institutions”).

Tax Information

For important tax information, please see “Tax Information” on page 43 of this Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 43 of this Prospectus.

Goldman Sachs U.S. Equity Insights Fund—Summary

Investment Objective

The Goldman Sachs U.S. Equity Insights Fund (formerly the Goldman Sachs Structured U.S. Equity Fund) (the “Fund”) seeks long-term growth of capital and dividend income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 78 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-112 of the Fund’s Statement of Additional Information (“SAI”).

	Class A		Class B		Class C		Institutional		Service	Class IR		Class R
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None		None		None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None		5.00%		1.00%		None		None	None		None

	Class A		Class B		Class C		Institutional		Service	Class IR		Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%		0.65%		0.65%		0.65%		0.65%	0.65%		0.65%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None		0.50%
Other Expenses[2]	0.31%		0.31%		0.31%		0.17%		0.66%	0.32%		0.31%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
All Other Expenses	0.31%		0.31%		0.31%		0.17%		0.16%	0.32%		0.31%
Total Annual Fund Operating Expenses	1.21%		1.96%		1.96%		0.82%		1.31%	0.97%		1.46%
Fee Waiver and Expense Limitation[3]	(0.25)%		(0.25)%		(0.25)%		(0.25)%		(0.25)%	(0.25)%		(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	0.96%		1.71%		1.71%		0.57%		1.06%	0.72%		1.21%

[1]	A contingent deferred sales charge (“CDSC”) of 1% may be imposed on Class A Shares redeemed within 18 months of purchase, if the Shares were purchased at NAV and a one-time commission was paid by the Distributor to the Authorized Institution. A CDSC is imposed on any Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.52% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.
[4]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$643	$890	$1,156	$1,914
Class B Shares
– Assuming complete redemption at end of period	$674	$891	$1,234	$2,071
– Assuming no redemption	$174	$591	$1,034	$2,071
Class C Shares
– Assuming complete redemption at end of period	$274	$591	$1,034	$2,265
– Assuming no redemption	$174	$591	$1,034	$2,265
Institutional Shares	$58	$237	$430	$990
Service Shares	$108	$391	$694	$1,557
Class IR Shares	$74	$284	$512	$1,167
Class R Shares	$123	$437	$774	$1,725

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2013 was 203% of the average value of its portfolio.

Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality, and Momentum. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Quality theme assesses both firm and management quality. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund maintains risk, style, and capitalization characteristics similar to the S&P 500® Index, which is an index of large-cap stocks designed to reflect a broad representation of the U.S. economy. As of February 1, 2014, the market capitalization range for the S&P 500® Index was between $3 billion and $450 billion. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark. However, the Fund may invest in securities outside the S&P 500 capitalization range.

The Fund may also invest in fixed income securities that are limited to securities that are considered to be cash equivalents.

The Fund’s benchmark index is the S&P 500® Index.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation

(“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (CLASS A)

Best Quarter Q3 ‘09 +14.38% Worst Quarter Q4 ’08 –21.18%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2013	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 05/24/91)
Returns Before Taxes	28.50%	15.79%	5.84%	8.09%
Returns After Taxes on Distributions	28.18%	15.53%	5.42%	7.02%
Returns After Taxes on Distributions and Sale of Fund Shares	16.37%	12.80%	4.76%	6.50%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	7.40%	9.51%
Class B Shares (Inception 05/01/96)
Returns Before Taxes	29.89%	16.00%	5.79%	6.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	7.40%	8.02%
Class C Shares (Inception 08/15/97)
Returns Before Taxes	33.92%	16.24%	5.65%	4.65%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	7.40%	6.24%
Institutional Shares (Inception 06/15/95)
Returns Before Taxes	36.47%	17.56%	6.86%	8.49%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	7.40%	8.90%
Service Shares (Inception 06/07/96)
Returns Before Taxes	35.83%	16.99%	6.34%	6.90%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	7.40%	7.88%

For the period ended December 31, 2013	1 Year	5 Years	10 Years	Since Inception
Class IR Shares (Inception 11/30/07)
Returns Before Taxes	36.28%	17.39%	N/A	5.37%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	N/A	6.02%
Class R Shares (Inception 11/30/07)
Returns	35.62%	16.82%	N/A	4.86%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	N/A	6.02%

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Len Ioffe, CFA, Managing Director and Senior Portfolio Manager, has managed the Fund since 2011; Osman Ali, CFA, Managing Director, has managed the Fund since 2012; and Dennis Walsh, Vice President, has managed the Fund since 2013.

Buying and Selling Fund Shares

The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or certain institutional investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Class IR and Class R Shares. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A and Class C shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Class IR or Class R shareholders.

The Fund does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Authorized Institution (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

Class B Shares are generally no longer available for purchase by current or prospective investors.

You may purchase and redeem (sell) shares of the Fund on any business day through certain banks, trust companies, brokers, dealers, investment advisers, and other financial institutions (“Authorized Institutions”).

Tax Information

For important tax information, please see “Tax Information” on page 43 of this Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 43 of this Prospectus.

Domestic Equity Insights Funds – Additional Summary Information

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

Investment Management Approach

INVESTMENT OBJECTIVES

The Large Cap Value Insights and U.S. Equity Insights Funds seek long-term growth of capital and dividend income. The Large Cap Growth Insights, Small Cap Value Insights, Small Cap Equity Insights and Small Cap Growth Insights Funds seek long-term growth of capital. Each Fund’s investment objective may be changed without shareholder approval upon 60 days notice.

PRINCIPAL INVESTMENT STRATEGIES

Large Cap Growth Insights Fund

The Fund seeks to achieve long-term growth of capital through a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration. The Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. To the extent required by Securities and Exchange Commission (“SEC’) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the Russell 1000® Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund is not required to limit its investments to securities in the Russell 1000® Index and may invest in the securities of issuers outside the Russell 1000® capitalization range. As of February 1, 2014, the capitalization range of the Russell 1000® Index was between $322 million and $450 billion.

As described below under “All Funds,” the Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality, and Momentum. The Fund maintains risk, style, and capitalization characteristics similar to the Russell 1000® Growth Index. The benchmark generally consists of companies with above average capitalization and earnings growth

INVESTMENT MANAGEMENT APPROACH

expectations and below average dividend yields. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund’s investments in fixed income securities are limited to securities that are considered cash equivalents.

The Russell 1000® Growth Index is an unmanaged index of common stock prices that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

Large Cap Value Insights Fund

The Fund seeks to achieve long-term growth of capital and dividend income through a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are selling at low to modest valuations relative to general market measures, such as earnings, book value and other fundamental accounting measures, and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability. The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalizations of companies constituting the Russell 1000® Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund is not required to limit its investments to securities in the Russell 1000® Index and may invest in the securities of issuers outside the Russell 1000® capitalization range. As of February 1, 2014, the capitalization range of the Russell 1000® Index was between $322 million and $450 billion.

As discussed below under “All Funds,” the Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality and Momentum. The Fund maintains risk, style, and capitalization characteristics similar to the Russell 1000® Value Index. The benchmark generally consists of companies with above average capitalizations, low earnings growth expectations and above average dividend yields. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund’s investments in fixed income securities are limited to securities that are considered cash equivalents.

The Russell 1000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

Small Cap Equity Insights Fund

The Fund seeks to achieve long-term growth of capital through a broadly diversified portfolio of equity investments in U.S. issuers. The Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalizations of companies constituting the Russell 2000® Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000® Index and may invest in the securities of issuers outside the Russell 2000® capitalization range. In addition, if the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. As of February 1, 2014, the capitalization range of the Russell 2000® Index was between $6 million and $6 billion.

As discussed below under “All Funds,” the Fund uses a quantitative style of management, in combination with qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality and Momentum. The Fund maintains risk, style, and capitalization

INVESTMENT MANAGEMENT APPROACH

characteristics similar to the Russell 2000® Index. The Russell 2000® Index is an index designed to represent an investable universe of small cap companies. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund’s investments in fixed income securities are limited to securities that are considered cash equivalents.

The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

Small Cap Growth Insights Fund

The Fund seeks to achieve long-term growth of capital through a broadly diversified portfolio of equity investments in U.S. issuers. The Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. For purposes of this restriction, “small-cap U.S. issuers” will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalizations of companies constituting the Russell 2000® Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000® Index, and may invest in the securities of issuers outside the Russell 2000® capitalization range. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the security. As of February 1, 2014, the capitalization range of the Russell 2000® Index was between $6 million and $6 billion.

As discussed below under “All Funds,” the Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality, and Momentum. The Fund maintains risk, style, and capitalization characteristics similar to the Russell 2000® Growth Index. The index is designed to represent an investable universe of small cap companies with above average price to book ratios and earnings growth expectations. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

The Russell 2000® Growth Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics.

Small Cap Value Insights Fund

The Fund seeks to achieve long-term growth of capital through a broadly diversified portfolio of equity investments in U.S. issuers. The Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded or headquartered in the United States. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. For purposes of this restriction, “small-cap U.S. issuers” will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalizations of companies constituting the Russell 2000® Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000® Index, and may invest in the securities of issuers outside the Russell 2000® capitalization range. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the security. As of February 1, 2014, the capitalization range of the Russell 2000® Index was between $6 million and $6 billion.

As described below under “All Funds,” the Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality, and Momentum. The Fund maintains risk, style, and capitalization characteristics similar to the Russell 2000® Value Index. The index is designed to represent an investable universe of small-cap companies with lower than average

INVESTMENT MANAGEMENT APPROACH

price to book ratios and lower earnings growth expectations. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

U.S. Equity Insights Fund

The Fund seeks to achieve long-term growth of capital and dividend income through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy. The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name.

As discussed below under “All Funds,” the Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality, and Momentum. The Fund maintains risk, style, and capitalization characteristics similar to the S&P 500® Index. The S&P 500® Index is an index of large-cap stocks designed to reflect a broad representation of the U.S. economy. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark. The Fund is not required to limit its investments to securities in the S&P 500® Index and may invest in the securities of issuers outside the S&P 500® capitalization range. As of February 1, 2014, the capitalization range of the S&P 500® Index was between $3 billion and $450 billion.

The Fund’s investments in fixed income securities are limited to securities that are considered cash equivalents.

The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices.

All Funds

The Funds may, from time to time, take temporary defensive positions in attempting to respond to adverse market, political or other conditions. For temporary defensive purposes, each Fund may invest a certain percentage of its total assets in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), commercial paper rated at least A-2 by Standard & Poor’s Ratings Services (“Standard & Poor’s”), P-2 by Moody’s Investor Service, Inc. (“Moody’s”) or having a comparable credit rating by another nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, determined by the Investment Adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, exchange-traded funds (“ETFs”) and other investment companies and cash items. When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

GSAM’s Quantitative Investment Philosophy:

GSAM’s quantitative style of funds management emphasizes the three building blocks of active management: fundamentally-based stock selection, careful portfolio construction and efficient implementation.

Step 1:  Stock Selection

The Investment Adviser attempts to forecast expected returns on approximately 10,000 stocks on a daily basis using proprietary models developed by the Quantitative Investment Strategies (“QIS”) team. These models are based on certain investment themes, including, among others, Valuation, Quality, and Momentum. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Quality theme assesses both firm and management quality. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies.

For additional information regarding the investment themes that the Investment Adviser may employ from time to time, please consult the Funds’ SAI.

Step 2:  Portfolio Construction

The Investment Adviser then seeks to manage risk by maintaining characteristics (such as size) that are similar to those of the applicable benchmark and by limiting the

INVESTMENT MANAGEMENT APPROACH

size of individual stock positions. The Investment Adviser also seeks to maximize expected excess returns by overweighting stocks with positive characteristics identified in the return models and underweighting stocks with negative characteristics relative to their benchmark weights. The Investment Adviser uses a computer optimizer to evaluate many different security combinations (and consider many possible weightings) in an effort to construct the most efficient portfolio given each Fund’s benchmark.

Step 3:  Efficient Implementation

The portfolio management team considers transaction costs at various steps of the investment process. The team incorporates expected portfolio turnover when assigning weights to the variables in the return model. The team also takes into account expected execution costs and evaluates multiple trading options.

Each Fund’s stock selection process relies on quantitative techniques and a qualitative overlay. As a result of the qualitative overlay, a Fund’s investments may not correspond to those generated by the Investment Adviser’s proprietary models. Each Fund may invest in stocks, currencies and countries other than those generated by the Investment Adviser’s proprietary models, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques based on the Investment Adviser’s proprietary research. For additional information, please consult the Funds’ SAI.

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

ADDITIONAL PERFORMANCE INFORMATION

The below is additional information that relates to the “Performance” section of each Fund’s summary section.

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary section are applicable only to the time period covered by the bar chart.

Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares.

These definitions apply to the after-tax returns shown in the “Performance” section of each Fund’s summary.

The Small Cap Growth Insights Fund and the Small Cap Value Insights Fund first began operations as the AXA Enterprise Small Company Growth Fund and the AXA Enterprise Small Company Value Fund, respectively (the “Predecessor Funds”) of the AXA Enterprise Funds Trust. On June 25, 2007, the Predecessor Funds were reorganized as new portfolios of the Goldman Sachs Trust. The performance of the Predecessor Funds were not shown in this Prospectus.

Average Annual Total Returns Before Taxes.  These returns do not reflect taxes on distributions on a Fund’s Shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

Average Annual Total Returns After Taxes on Distributions.  These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.

Average Annual Total Returns After Taxes on Distributions and Sale of Fund Shares.  These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).

Note on Tax Rates.  The after-tax performance figures are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

OTHER INVESTMENT PRACTICES AND SECURITIES

The following tables identify some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The tables also highlight the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in these tables show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual report. For more information about these and other investment practices and securities, see Appendix A. Each Fund publishes on its website

INVESTMENT MANAGEMENT APPROACH

(http://www.gsamfunds.com) complete portfolio holdings for the Fund as of the end of each fiscal quarter subject to a 60 calendar-day lag between the date of the information and the date on which the information is disclosed. The Funds may however, at their discretion, publish these holdings earlier than 60 calendar days, if deemed necessary by the Funds. In addition, the Funds publish on their website quarter-end top ten holdings subject to a fifteen calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund
—	Not permitted

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund
Investment Practices
Borrowings	33 1⁄3	33 1⁄3	33 1⁄3	33 1⁄3	33 1⁄3	33 1⁄3
Cross Hedging of Currencies	•	•	•	•	•	•
Custodial Receipts and Trust Certificates	•	•	•	•	•	•
Equity and Index Swaps	•	•	•	•	•	•
Foreign Currency Transactions (including forward contracts)*	•	•	•	•	•	•
Futures Contracts and Options and Swaps on Futures Contracts (including index futures)	•[1]	•[1]	•[1]	•[1]	•[1]	•[2]
Illiquid Investments**	15	15	15	15	15	15
Investment Company Securities (including ETFs)***	10	10	10	10	10	10
Options on Foreign Currencies[3]	•	•	•	•	•	•
Options on Securities and Securities Indices[4]	•	•	•	•	•	•
Preferred Stock, Warrants and Stock Purchase Rights	•	•	•	•	•	•
Repurchase Agreements	•	•	•	•	•	•
Securities Lending	33 1⁄3	33 1⁄3	33 1⁄3	33 1⁄3	33 1⁄3	33 1⁄3
Short Sales Against the Box	•	•	•	•	•	•
Unseasoned Companies	•	•	•	•	•	•
When-Issued Securities and Forward Commitments	•	•	•	•	•	•

*	Limited by the amount the Fund invests in foreign securities.
**	Illiquid investments are any investments which cannot be disposed of in seven days in the ordinary course of business at approximately the price at which a Fund values the instrument.
***	This percentage limitation does not apply to a Fund’s investments in investment companies (including ETFs) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[1]	The Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, and Small Cap Value Insights Funds may enter into futures transactions only with respect to a representative index.
[2]	The U.S. Equity Insights Fund may enter into futures transactions only with respect to the S&P 500® Index.
[3]	The Funds may purchase and sell call and put options on foreign currencies.
[4]	The Funds may sell covered call and put options and purchase call and put options on securities and securities indices in which they invest.

INVESTMENT MANAGEMENT APPROACH

10	Percent of Total Assets (excluding securities lending collateral) (italic type)
10	Percent of Net Assets (including borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund
—	Not permitted

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund
Investment Securities
American and Global Depositary Receipts	•	•	•	•	•	•
Bank Obligations[5]	•	•	•	•	•	•
Convertible Securities[6]	•	•	•	•	•	•
Corporate Debt Obligations[5]	•	•	•	•	•	•
Derivatives	•	•	•	•	•	•
Equity Investments	80+	80+	80+	80+	80+	80+
Emerging Country Securities	•	•	•	•	•	•
Fixed Income Securities[5,7]	20	20	20	20	20	20
Foreign Securities[8]	•	•	•	•	•	•
Real Estate Investment Trusts (“REITs”)	•	•	•	•	•	•
Structured Securities (which may include equity linked notes)[9]	•	•	•	•	•	•
Temporary Investments	35	35	35	35	35	35
U.S. Government Securities[5]	•	•	•	•	•	•

[5]	Limited by the amount the Fund invests in fixed income securities and limited to cash equivalents only. The Funds may invest in bank obligations issued by U.S. or foreign banks.
[6]	The Funds have no minimum rating criteria for convertible debt securities.
[7]	Except as noted under “Convertible Securities,” fixed income securities must be investment grade (i.e., BBB– or higher by Standard & Poor’s, Baa3 or higher by Moody’s or have a comparable credit rating by another NRSRO or, if unrated, determined by the Investment Advisor to be of comparable credit quality).
[8]	Equity securities of foreign issuers must be traded in the United States.
[9]	Structured securities are not subject to the same minimum credit quality requirements as a Fund’s investments in fixed income securities.

Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. The principal risks of each Fund are discussed in the summary sections of this Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Large Cap Growth Fund Insights	Large Cap Value Fund Insights	Small Cap Equity Fund Insights	Small Cap Growth Fund Insights	Small Cap Value Fund Insights	U.S. Equity Fund Insights

Credit/Default	•	•	•	•	•	•

Derivatives	•	•	•	•	•	•

Emerging Countries	•	•	•	•	•	•

Foreign	•	•	•	•	•	•

Geographic	•	•	•	•	•	•

Interest Rate	•	•	•	•	•	•

Investment Style	✓	✓	✓	✓	✓	✓

Liquidity	•	•	•	•	•	•

Management	✓	✓	✓	✓	✓	✓

Market	✓	✓	✓	✓	✓	✓

Mid-Cap and Small-Cap	•	•	✓	✓	✓	•

Net Asset Value (“NAV”)	•	•	•	•	•	•

Portfolio Turnover Rate	✓	✓	✓	✓	✓	✓

Stock	✓	✓	✓	✓	✓	✓

¢	Credit/Default Risk—An issuer or guarantor of fixed income securities or instruments held by a Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.
¢	Derivatives Risk—Loss may result from a Fund’s investments in options, futures, forwards, swaps, structured securities and other derivative instruments. These

RISKS OF THE FUNDS

instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to a Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the portfolio assets (if any) being hedged. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to liquidity risk and risks arising from margin requirements. There is also risk of loss if the Investment Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates, currency prices or other variables.

¢	Emerging Countries Risk—The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in securities of issuers located in certain emerging countries involves risk of loss resulting from problems in registration, settlement or custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.
¢	Foreign Risk—When a Fund invests in foreign securities, it may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information, less liquidity, greater volatility and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls, foreign taxes, confiscations, expropriations and other government restrictions, higher transaction costs, difficulty enforcing contractual obligations or from problems in registration, settlement or custody. A Fund will also be subject to the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
¢	Geographic Risk—Concentration of the investments of a Fund in issuers located in a particular country or region will subject such Fund, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

¢	Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by a Fund (including inflation protected securities) will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.
¢	Investment Style Risk—Different investment styles (e.g., “growth,” value or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.
¢	Liquidity Risk—A Fund may invest to a greater degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. Also, a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Funds that invest in non-investment grade fixed income securities, small-  and mid-capitalization stocks, REITs and/or emerging country issuers may be especially subject to the risk that, during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or

RISKS OF THE FUNDS

disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, a Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. Redemptions by these shareholders of their shares of that Fund may further increase the Fund’s liquidity risk and may impact the Fund’s NAV. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients and other shareholders whose buy-sell decisions are controlled by a single decision-maker.

¢	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.
¢	Market Risk—The value of the instruments in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

¢	Mid-Cap and Small-Cap Risk—The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
¢	NAV Risk—The net asset value of a Fund and the value of your investment will fluctuate.
¢	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
¢	Stock Risk—Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Service Providers

INVESTMENT ADVISER

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”)	Large Cap Growth Insights
200 West Street	Large Cap Value Insights
New York, New York 10282	Small Cap Equity Insights
Small Cap Growth Insights
Small Cap Value Insights
U.S. Equity Insights

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). As of December 31, 2013, GSAM, including its investment advisory affiliates, had assets under management of approximately $807.6 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any executing brokers, dealers, futures commission merchants or clearing brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

¢	Supervises all non-advisory operations of the Funds
¢	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
¢	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
¢	Maintains the records of each Fund
¢	Provides office space and all necessary office equipment and services

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Fund	Contractual Management Fee Annual Rate	Average Daily Net Assets	Actual Rate For the Fiscal Year Ended October 31, 2013*
Large Cap Growth Insights	0.65%	First $1 Billion	0.51%
	0.59%	Next $1 Billion
	0.56%	Next $3 Billion
	0.55%	Next $3 Billion
	0.54%	Over $8 Billion
Large Cap Value Insights	0.60%	First $1 Billion	0.51%
	0.54%	Next $1 Billion
	0.51%	Next $3 Billion
	0.50%	Next $3 Billion
	0.49%	Over $8 Billion
Small Cap Equity Insights	0.85%	First $1 Billion	0.82%
	0.85%	Next $1 Billion
	0.77%	Next $3 Billion
	0.73%	Next $3 Billion
	0.72%	Over $8 Billion
Small Cap Growth Insights	0.85%	First $1 Billion	0.83%
	0.85%	Next $1 Billion
	0.77%	Next $3 Billion
	0.73%	Next $3 Billion
	0.72%	Over $8 Billion
Small Cap Value Insights	0.85%	First $1 Billion	0.81%
	0.85%	Next $1 Billion
	0.77%	Next $3 Billion
	0.73%	Next $3 Billion
	0.72%	Over $8 Billion
U.S. Equity Insights	0.65%	First $1 Billion	0.51%
	0.59%	Next $1 Billion
	0.56%	Next $3 Billion
	0.55%	Next $3 Billion
	0.54%	Over $8 Billion

*

The Investment Adviser has agreed to waive a portion of its management fees in order to achieve an effective net management fee rate of no higher than 0.52%, 0.52%, 0.82%, 0.84%, 0.81% and 0.52%, respectively as an annual percentage rate of the average daily net assets of the Large Cap Growth Insights Fund, Large Cap Value Insights Fund, Small Cap Equity Insights Fund, Small Cap Growth Insights Fund, Small Cap Value Insights Fund and U.S. Equity Insights Fund. These arrangements will remain in effect through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated by the Investment Adviser at its discretion and without

SERVICE PROVIDERS

shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its advisory fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Funds in 2013 is available in the Funds’ Annual Report dated October 31, 2013.

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of average daily net assets for the Funds through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The expense limitations may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. A Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

FUND MANAGERS

Quantitative Investment Strategies Portfolio Management Team

¢	The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS team’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Team

¢	QIS employs a globally-integrated team of over 70 professionals, with an additional 70+ professionals dedicated to trading, information technology and the development of analytical tools.
¢	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets
¢	Theory and economic intuition guide the investment process

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Ron Hua, CFA Managing Director, Chief Investment Officer of Equity Alpha Strategies	Portfolio Manager— Large Cap Growth Insights Large Cap Value Insights Small Cap Equity Insights Small Cap Growth Insights Small Cap Value Insights U.S. Equity Insights	Since 2011 2011 2011 2011 2011 2011	Mr. Hua is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Mr. Hua joined GSAM as a partner in 2011, and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining the firm, Ron was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management (2004-2011). In that capacity, Ron was responsible for all equity strategies, was the architect of PanAgora’s Dynamic Equity Contextual Modeling Approach and served as a member of PanAgora’s Management and Investment Committees.
Len Ioffe, CFA Managing Director	Portfolio Manager— Large Cap Growth Insights Large Cap Value Insights Small Cap Equity Insights Small Cap Growth Insights Small Cap Value Insights U.S. Equity Insights	Since 2011 2011 2011 2011 2011 2011	Mr. Ioffe joined the Investment Adviser as an associate in 1995 and has been a portfolio manager since 1996.
Osman Ali, CFA, Managing Director	Portfolio Manager— Large Cap Growth Insights Large Cap Value Insights Small Cap Equity Insights Small Cap Growth Insights Small Cap Value Insights U.S. Equity Insights	Since 2012 2012 2012 2012 2012 2012	Mr. Ali joined the Investment Adviser as an analyst in 2005 and has been a portfolio manager since 2009.
Dennis Walsh Vice President	Portfolio Manager— Large Cap Growth Insights Large Cap Value Insights Small Cap Equity Insights Small Cap Growth Insights Small Cap Value Insights U.S Equity Insights	Since 2013 2013 2013 2013 2013 2013	Mr. Walsh joined the Investment Adviser as an associate in 2009 and has been a portfolio manager since 2012. Between 2005 and 2007 he worked as a senior developer at Goldman, Sachs & Co. and after that attended the graduate school at Princeton University.

Ron Hua, CFA, Managing Director, is the Chief Investment Officer of Equity Alpha Strategies. Len Ioffe, CFA, Managing Director and Senior Portfolio Manager, is responsible for the portfolio management of long-only equity portfolios.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

SERVICE PROVIDERS

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Dr., Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.04% of average daily net assets with respect to Institutional and Service Shares and 0.19% of average daily net assets with respect to Class A, Class B, Class C, Class IR and Class R Shares.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own accounts.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, and holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests, in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates and other accounts managed by Goldman Sachs and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

Under a securities lending program approved by the Funds’ Board of Trustees, the Funds may retain an affiliate of the Investment Adviser to serve as a securities lending agent for each Fund to the extent that the Funds engage in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for loaned securities. In addition, the Funds may make

SERVICE PROVIDERS

brokerage and other payments to Goldman Sachs and its affiliates in connection with the Funds’ portfolio investment transactions in accordance with applicable law.

Distributions

Each Fund pays distributions from its investment income and from net realized capital gains. You may choose to have distributions paid in:

¢	Cash
¢	Additional shares of the same class of the same Fund
¢	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply. See the SAI.

You may indicate your election on your Account Application. Any changes may be submitted in writing or via telephone, in some instances to the Transfer Agent (either directly or through your Authorized Institution) at any time before the record date for a particular distribution. If you do not indicate any choice, your distributions will be reinvested automatically in the applicable Fund. If cash distributions are elected with respect to a Fund’s distributions from net investment income, then cash distributions must also be elected with respect to the net short-term capital gains component, if any, of the Fund’s distributions.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

Distributions from net investment income and from net capital gains are declared and paid as follows:

Fund	Investment Income Distributions	Capital Gains Distributions
Large Cap Growth Insights	Annually	Annually
Large Cap Value Insights	Quarterly	Annually
Small Cap Equity Insights	Annually	Annually
Small Cap Growth Insights	Annually	Annually
Small Cap Value Insights	Annually	Annually
U.S. Equity Insights	Annually	Annually

From time to time a portion of a Fund’s distributions may constitute a return of capital for tax purposes, and/or may include amounts in excess of the Fund’s net investment income for the period calculated in accordance with good accounting practice.

DISTRIBUTIONS

When you purchase shares of a Fund, part of the NAV per share may be represented by undistributed income and/or realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income and/or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ shares.

HOW TO BUY SHARES

Shares Offering

Shares of the Funds are continuously offered through the Distributor. In addition, certain Authorized Institutions designated by the Funds may be authorized to accept, on behalf of a Fund, purchase and exchange orders and redemption requests placed by or on behalf of their customers, and if approved by the Funds, may designate other financial intermediaries to accept such orders.

The Funds and the Distributor will have the sole right to accept orders to purchase shares and reserve the right to reject any order in whole or in part.

How Can I Purchase Shares Of The Funds?

You may purchase shares of the Funds through certain Authorized Institutions. In order to make an initial investment in a Fund you must furnish to your Authorized Institution the information in the Account Application.

Note: Authorized Institutions may receive different compensation for selling different class shares.

The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. You should contact your Authorized Institution to discuss which share class option is right for you.

To open an account, contact your Authorized Institution. Customers of certain Authorized Institutions will normally give their purchase instructions to the Authorized Institution, and the Authorized Institution will, in turn, place purchase orders with Goldman Sachs. Authorized Institutions will set times by which purchase orders and payments must be received by them from their customers.

For purchases by check, the Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, or cash or cash equivalents; e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, a Fund may accept cashier’s checks or official bank checks.

SHAREHOLDER GUIDE

Class IR and Class R Shares are not sold directly to the public. Instead, Class IR and Class R Shares generally are available only to Section 401(k), 403(b), 457, profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, non-qualified deferred compensation plans and non-qualified pension plans or other employee benefit plans (including health savings accounts) or SIMPLE plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Employee Benefit Plans”). Such an Employee Benefit Plan must purchase Class IR or Class R Shares through a plan level or omnibus account. Class IR Shares may also be sold to accounts established under a fee-based program that is sponsored and maintained by an Authorized Institution and that is approved by Goldman Sachs (“Eligible Fee-Based Program”). Class IR and Class R Shares are not available to traditional and Roth Individual Retirement Accounts (“IRAs”), SEPs and SARSEPs; except that Class IR Shares are available to such accounts or plans to the extent they are purchased through an Eligible Fee Based Program.

Employee Benefit Plans generally may open an account and purchase Class IR and/or Class R Shares through Authorized Institutions, financial planners, Employee Benefit Plan administrators and other financial intermediaries. Class IR and/or Class R Shares may not be available through certain Authorized Institutions. Additional shares may be purchased through an Employee Benefit Plan’s administrator or record-keeper.

Class B Shares of the Funds are generally no longer available for purchase by current or prospective investors. Please see “What Should I Know About Class B Shares?” for additional information.

What Is My Minimum Investment In The Funds?

For each of your accounts investing in Class A or Class C Shares, the following investment minimums must be met:

	Initial	Additional*
Regular Accounts	$1,000	$50
Employee Benefit Plans	No Minimum	No Minimum
Uniform Gift/Transfer to Minors Accounts (UGMA/UTMA)	$250	$50
Individual Retirement Accounts and Coverdell ESAs	$250	$50
Automatic Investment Plan Accounts	$250	$50

*	No minimum additional investment requirements are imposed with respect to investors trading through Authorized Institutions who aggregate shares in omnibus or similar accounts (e.g., employee benefit plan accounts, wrap program accounts or traditional brokerage house accounts). A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares across all Goldman Sachs Funds.

For Institutional Shares, the minimum initial investment is $1,000,000 for individual or Institutional Investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates, except that no initial minimum will be imposed on (i) Employee Benefit Plans that hold their Institutional Shares through plan-level or omnibus accounts; or (ii) investment advisers investing for accounts for which they receive asset-based fees where the investment adviser or its Authorized Institution purchases Institutional Shares through an omnibus account. For this purpose, “Institutional Investors” shall include “wrap” account sponsors (provided they have an agreement covering the arrangement with the Distributor), corporations, qualified non-profit organizations, charitable trusts, foundations and endowments, state, county, city or any instrumentality, department, authority or agency thereof, and banks, trust companies or other depository institutions investing for their own account or on behalf of their clients.

No minimum amount is required for initial purchases in Class IR and Class R Shares or additional investments in Institutional, Service, Class IR or Class R Shares.

There are no minimum purchase or account (minimum) requirements with respect to Service Shares. An Authorized Institution may, however, impose a minimum amount for initial and additional investments in Service Shares, and may establish other requirements such as a minimum account balance. An Authorized Institution may redeem Service Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement for Class A, Class C and Institutional Shares may be waived for: (i) Goldman Sachs, its affiliates (including Goldman Sachs Trust (the “Trust”)) or their respective Trustees, officers, partners, directors or employees (including retired employees and former partners), as well as certain individuals related to such investors, including spouses or domestic partners, minor children including those of their domestic partners, other family members residing in the same household, and/or financial dependents, provided that all of the above are designated as such with an Authorized Institution or the Portfolios’ Transfer Agent; (ii) advisory clients of Goldman Sachs Private Wealth Management and accounts for which The

Goldman Sachs Trust Company, N.A. acts in a fiduciary capacity (i.e., as agent or trustee); (iii) certain mutual fund “wrap” programs at the discretion of the Trust’s officers; and (iv) other investors at the discretion of the Trust’s officers. No minimum amount is required for additional investments in such accounts.

What Should I Know When I Purchase Shares Through An Authorized Institution?

If shares of a Fund are held in an account maintained and serviced by your Authorized Institution, all recordkeeping, transaction processing and payments of distributions

SHAREHOLDER GUIDE

relating to your account will be performed by your Authorized Institution, and not by a Fund and its Transfer Agent. Since the Funds will have no record of your transactions, you should contact your Authorized Institution to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Authorized Institution to an account with another Authorized Institution involves special procedures and may require you to obtain historical purchase information about the shares in the account from your Authorized Institution. If your Authorized Institution’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Authorized Institution, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Certain Authorized Institutions may provide the following services in connection with their customers’ investments in Service Shares:

¢	Personal and account maintenance services
¢	Provide facilities to answer inquiries and respond to correspondence
¢	Act as liaison between the Authorized Institution’s customers and the Trust
¢	Assist customers in completing application forms, selecting dividend and other options, and similar services
¢	Shareholder administration services
¢	Act, directly or through an agent, as the sole shareholder of record
¢	Maintain account records for customers
¢	Process orders to purchase, redeem and exchange shares for customers
¢	Process payments for customers

Certain Authorized Institutions may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other financial intermediaries to accept such orders. In these cases:

¢	A Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Institution on a business day, and the order will be priced at the Fund’s NAV per share (adjusted for any applicable sales charge) next determined after such acceptance.
¢	Authorized Institutions are responsible for transmitting accepted orders to the Funds within the time period agreed upon by them.

You should contact your Authorized Institution to learn whether it is authorized to accept orders for the Trust. Authorized Institutions that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Authorized Institution for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Authorized Institutions to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Funds. The payments are in addition to the distribution and service fees, service fees and shareholder administration fees and sales charges described in this Prospectus. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Authorized Institutions; access to the Authorized Institutions’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Authorized Institutions for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Authorized Institutions may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Authorized Institution may differ for different Authorized Institutions. The presence of these payments, receipt of these services and the basis on which an Authorized Institution compensates its registered representatives or salespersons may create an incentive for a particular Authorized Institution, registered representative or salesperson to highlight, feature or recommend Funds based, at least

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in part, on the level of compensation paid. You should contact your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

¢	Refuse to open an account or require an Authorized Institution to refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
¢	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. Without limiting the foregoing, the Trust may reject or restrict purchase and exchange orders by a particular purchaser (or group of related purchasers) when a pattern of frequent purchases, sales or exchanges of shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent redemption might be, of a size that would disrupt the management of a Fund.
¢	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by such Fund’s Investment Adviser.
¢	Provide for, modify or waive the minimum investment requirements.
¢	Modify the manner in which shares are offered.
¢	Modify the sales charge rate applicable to future purchases of shares.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended.

The Funds may allow you to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or obtain all required information. The Funds and their agents will not be responsible for any loss or tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is a Fund’s next determined NAV for a share class (as adjusted for any applicable sales charge) after the Fund receives your order in proper form. The price you receive when you sell shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges (e.g., CDSCs) after the Fund receives your order in proper form. Each class calculates its NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

A Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined in good faith under valuation procedures established by the Board of Trustees. Cases where there is no clear indication of the value of the Funds’ investments include, among others, situations where a security or other asset or liability does not have a price source.

To the extent a Fund invests in foreign equity securities, “fair value” prices are provided by an independent fair value service in accordance with the fair value procedures approved by the Board of Trustees. Fair value prices are used because

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many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet the established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange.

In addition, the Investment Adviser, consistent with its procedures and applicable regulatory guidance, may (but need not) determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings; equipment failures; natural or man made disasters or acts of God; armed conflicts; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; ratings downgrades; bankruptcies; and trading suspensions.

One effect of using an independent fair value service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, it involves the risk that the values used by the Funds to price their investments may be different from those used by other investment companies and investors to price the same investments.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses).

Please note the following with respect to the price at which your transactions are processed:

¢

NAV per share of each share class is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) or such other times as the New York

Stock Exchange or NASDAQ market may officially close. Fund shares will generally not be priced on any day the New York Stock Exchange is closed.
¢	The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, as adjusted.
¢	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Consistent with industry practice, investment transactions not settling on the same day are recorded and factored into a Fund’s NAV on the business day following trade date (T+1). The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange does not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number located on the back cover of this Prospectus.

Foreign securities may trade in their local markets on days a Fund is closed. As a result, if a Fund holds foreign securities, its NAV may be impacted on days when investors may not purchase or redeem Fund shares.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS A SHARES

What Is The Offering Price Of Class A Shares?

The offering price of Class A Shares of each Fund is the next determined NAV per share plus an initial sales charge paid to Goldman Sachs at the time of purchase of shares.  The sales charge varies depending upon the amount you purchase. In some cases, described below, the initial sales charge may be eliminated altogether, and the

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offering price will be the NAV per share. The current sales charges and commissions paid to Authorized Institutions for Class A Shares of the Funds are as follows:

Amount of Purchase (including sales charge, if any)	Sales Charge as Percentage of Offering Price		Sales Charge as Percentage of Net Amount Invested		Maximum Dealer Allowance as Percentage of Offering Price*
Less than $50,000	5.50%		5.82%		5.00%
$50,000 up to (but less than) $100,000	4.75		4.99		4.00
$100,000 up to (but less than) $250,000	3.75		3.90		3.00
$250,000 up to (but less than) $500,000	2.75		2.83		2.25
$500,000 up to (but less than) $1 million	2.00		2.04		1.75
$1 million or more	0.00	**	0.00	**	***

*	Dealer’s allowance may be changed periodically. During special promotions, the entire sales charge may be reallowed to Authorized Institutions. Authorized Institutions to whom substantially the entire sales charge is reallowed may be deemed to be “underwriters” under the Securities Act of 1933 (“Securities Act”).
**	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months.
***	The Distributor may pay a one-time commission to Authorized Institutions who initiate or are responsible for purchases of $1 million or more of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. In instances where this one-time commission is not paid to a particular Authorized Institution (including Goldman Sachs’ Private Wealth Management Unit), the CDSC on Class A Shares, generally, will be waived. The Distributor may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Institutions who initiate or are responsible for purchases by Employee Benefit Plans investing in the Funds which satisfy the criteria set forth below in “When Are Class A Shares Not Subject To A Sales Load?” or $1 million or more by certain “wrap” accounts. Purchases by such plans will be made at NAV with no initial sales charge, but if shares are redeemed within 18 months, a CDSC of 1% may be imposed upon the plan, the plan sponsor or the third-party administrator. In addition, Authorized Institutions will remit to the Distributor such payments received in connection with “wrap” accounts in the event that shares are redeemed within 18 months.

You should note that the actual sales charge that appears in your mutual fund transaction confirmation may differ slightly from the rate disclosed above in this Prospectus due to rounding calculations.

As indicated in the preceding chart, and as discussed further below and in the section titled “How Can The Sales Charge On Class A Shares Be Reduced?”, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, your Authorized Institution must notify the Funds’ Transfer Agent at the time of your purchase order that a discount may apply to your current purchases. You may also be required to provide appropriate documentation to receive these discounts, including:

(i)	Information or records regarding shares of the Funds or other Goldman Sachs Funds held in all accounts (e.g., retirement accounts) of the shareholder at all Authorized Institutions; or

(ii)	Information or records regarding shares of the Funds or other Goldman Sachs Funds held at any Authorized Institution by related parties of the shareholder, such as members of the same family or household.

What Else Do I Need To Know About Class A Shares’ CDSC?

Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge. However, if you redeem shares within 18 months after the beginning of the month in which the purchase was made, a CDSC of 1% may be imposed. The CDSC may not be imposed if your Authorized Institution agrees with the Distributor to return all or an applicable prorated portion of its commission to the Distributor. The CDSC is waived on redemptions in certain circumstances. See “In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or Reduced?” below.

When Are Class A Shares Not Subject To A Sales Load?

Class A Shares of the Funds may be sold at NAV without payment of any sales charge to the following individuals and entities:

¢	Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of these individuals;
¢	Qualified employee benefit plans of Goldman Sachs;
¢	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor;
¢	Any employee or registered representative of any Authorized Institution or their respective spouses, children and parents;
¢	Banks, trust companies or other types of depository institutions;
¢	Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund;
¢	Employee Benefit Plans, where such Plans purchase Class A Shares through a plan level or omnibus account;
¢	Investors who purchase Class A Shares through an omnibus account sponsored by an Authorized Institution that has an agreement with the Distributor covering such investors to offer Class A Shares without charging an initial sales charge;

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¢	Insurance company separate accounts that make the Funds available as underlying investments in certain group annuity contracts;
¢	“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;
¢	Investment advisers investing for accounts for which they receive asset-based fees;
¢	Accounts over which GSAM or its advisory affiliates have investment discretion;
¢	Shareholders who roll over distributions from any tax-qualified Employee Benefit Plan or tax-sheltered annuity to an IRA which invests in the Goldman Sachs Funds if the tax-qualified Employee Benefit Plan or tax-sheltered annuity receives administrative services provided by certain third party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity;
¢	State sponsored 529 college savings plans; or
¢	Investors who qualify under other exemptions that are stated from time to time in the SAI.

You must certify eligibility for any of the above exemptions on your account application and notify your Authorized Institution and the Funds if you no longer are eligible for the exemption.

A Fund will grant you an exemption subject to confirmation of your eligibility by your Authorized Institution. You may be charged a fee by your Authorized Institution.

How Can The Sales Charge On Class A Shares Be Reduced?

¢

Right of Accumulation:  When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings across Class A, Class B and/or Class C Shares, plus new purchases, reaches $50,000 or more. Class A, Class B and/or Class C Shares of any of the Goldman Sachs Funds may be combined under the Right of Accumulation. If a Fund’s Transfer Agent is properly notified, the “Amount of Purchase” in the chart in the section “What Is The Offering Price of Class A Shares?” will be deemed to include all Class A, Class B and/or Class C Shares of the Goldman Sachs Funds that were held at the time of purchase by any of the following persons: (i) you, your spouse, your parents and your children; and (ii) any trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account. This includes, for example, any Class A, Class B and/or Class C Shares held at an Authorized Institution other than the one handling your current purchase. For purposes of applying the Right of Accumulation, shares of the Funds and any other Goldman Sachs Funds purchased by an existing client of Goldman Sachs Private Wealth Management or GS Ayco

Holding LLC will be combined with Class A, Class B and/or Class C Shares and other assets held by all other Goldman Sachs Private Wealth Management accounts or accounts of GS Ayco Holding LLC, respectively. In addition, under some circumstances, Class A, Class B and/or Class C Shares of the Funds and Class A, Class B and/or Class C Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of certain organizations may be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and, if qualifying, the applicable sales charge level. To qualify for a reduced sales load, you or your Authorized Institution must notify the Funds’ Transfer Agent at the time of investment that a quantity discount is applicable. If you do not notify your Authorized Institution at the time of your current purchase or a future purchase that you qualify for a quantity discount, you may not receive the benefit of a reduced sales charge that might otherwise apply. Use of this option is subject to a check of appropriate records.

In some circumstances, other Class A, Class B and/or Class C Shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all Class A, Class B and/or Class C Shares currently held will be valued at their current market value.

¢	Statement of Intention: You may obtain a reduced sales charge by means of a written Statement of Intention which expresses your non-binding commitment to invest (not counting reinvestments of dividends and distributions) in the aggregate $50,000 or more within a period of 13 months in Class A Shares of one or more of the Goldman Sachs Funds. Any investments you make during the period will receive the discounted sales load based on the full amount of your investment commitment. Purchases made during the previous 90 days may be included; however, capital appreciation does not apply toward these combined purchases. If the investment commitment of the Statement of Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge unless the failure to meet the investment commitment is due to the death of the investor. By selecting the Statement of Intention, you authorize the Transfer Agent to escrow and redeem Class A Shares in your account to pay this additional charge if the Statement of Intention is not met. You must, however, inform the Transfer Agent (either directly or through your Authorized Institution) that the Statement of Intention is in effect each time shares are purchased. Each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Statement of Intention. The SAI has more information about the Statement of Intention, which you should read carefully.

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COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS B SHARES

What Should I Know About Class B Shares?

Effective November 2, 2009 (the “Effective Date”), Class B Shares of the Funds may no longer be purchased by new or existing shareholders, except as discussed below. Shareholders who invested in Class B Shares prior to the Effective Date may continue to hold their Class B Shares until they convert automatically to Class A Shares, as described in this Prospectus. Shareholders of Class B Shares may continue to reinvest dividends and capital gains into their accounts. After the Effective Date, shareholders of Class B Shares with automatic investment plans into Class B Shares are no longer able to make automatic investments into Class B Shares. Shareholders of Class B Shares may also exchange their Class B Shares for shares of certain other Goldman Sachs Funds. Otherwise, additional purchase requests for the Funds’ Class B Shares received by the Funds after the Effective Date will be rejected.

Class B Shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below based on how long you held your shares.

The CDSC schedule is as follows:

Year Since Purchase	CDSC as a Percentage of Dollar Amount Subject to CDSC
First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and thereafter	None

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Funds in connection with the sale of Class B Shares, including the payment of compensation to Authorized Institutions. An amount equal to 4% of the amount invested is normally paid by the Distributor to Authorized Institutions.

What Should I Know About The Automatic Conversion Of Class B Shares?

Class B Shares of a Fund will automatically convert into Class A Shares of the same Fund on or about the fifteenth day of the last month of the quarter that is eight years after the purchase date.

If you acquire Class B Shares of a Fund by exchange from Class B Shares of another Goldman Sachs Fund, your Class B Shares will convert into Class A Shares of such Fund based on the date of the initial purchase and the CDSC schedule of that purchase.

If you acquire Class B Shares through reinvestment of distributions, your Class B Shares will convert into Class A Shares based on the date of the initial purchase of the shares on which the distribution was paid.

The conversion of Class B Shares to Class A Shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indeterminate period.

A COMMON QUESTION APPLICABLE TO THE PURCHASE OF CLASS C SHARES

What Is The Offering Price Of Class C Shares?

You may purchase Class C Shares of the Funds at the next determined NAV without paying an initial sales charge. However, if you redeem Class C Shares within 12 months of purchase, a CDSC of 1% will normally be deducted from the redemption proceeds. In connection with purchases by Employee Benefit Plans, where Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% may be imposed upon the plan sponsor or third party administrator. No CDSC is imposed in connection with an exchange of Class C Shares at the time of such exchange. When Class C Shares are exchanged for Class C Shares of another fund, the period of time that such shares will be subject to a CDSC (if any) will be measured as of the date of the original purchase. With respect to such shares held by Employee Benefit Plans, the CDSC may be imposed on the plan sponsor or third party administrator.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Funds in connection with the sale of Class C Shares, including the payment of compensation to Authorized Institutions. A commission equal to 1% of the amount invested is normally paid by the Distributor to Authorized Institutions.

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COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS A, B AND C SHARES

What Else Do I Need To Know About The CDSC On Class A, B Or C Shares?

¢	The CDSC is based on the lesser of the NAV of the shares at the time of redemption or the original offering price (which is the original NAV).
¢	No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.
¢	No CDSC is charged on the per share appreciation of your account over the initial purchase price.
¢	When counting the number of months since a purchase of Class A, Class B or Class C Shares was made, all purchases made during a month will be combined and considered to have been made on the first day of that month.
¢	To keep your CDSC as low as possible, each time you place a request to sell shares, the Funds will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or Reduced?

The CDSC on Class A, Class B and Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:

¢	Mandatory retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans;
¢	Hardship withdrawals by a participant or beneficiary in an Employee Benefit Plan;
¢	The separation from service by a participant or beneficiary in an Employee Benefit Plan;
¢	Excess contributions distributed from an Employee Benefit Plan;
¢	Distributions from a qualified Employee Benefit Plan invested in the Goldman Sachs Funds which are being rolled over to an IRA in the same share class of a Goldman Sachs Fund;
¢	The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”)) of a shareholder, participant or beneficiary in an Employee Benefit Plan;
¢	Satisfying the minimum distribution requirements of the Code;
¢	Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;
¢	Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion;
¢	A systematic withdrawal plan. The Funds reserve the right to limit such redemptions, on an annual basis, to 12% of the value of your Class B and C Shares and 10% of the value of your Class A Shares;

¢	Redemptions or exchanges of Fund shares held through an Employee Benefit Plan using the Fund as part of a qualified default investment alternative or “QDIA”; or
¢	Other redemptions, at the discretion of the Trust’s officers, relating to shares purchased through Employee Benefit Plans.

HOW TO SELL SHARES

How Can I Sell Shares Of The Funds?

Generally, Shares may be sold (redeemed) only through your Authorized Institution. Customers of an Authorized Institution will normally give their redemption instructions to the Authorized Institution, and the Authorized Institution will, in turn, place redemption orders with the Funds. Redemptions may be requested by electronic trading platform (through your Authorized Institution), in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the account application). Each Fund will generally redeem its Shares upon request on any business day the Fund is open at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “How to Buy Shares—Shares Offering.” A Fund may transfer redemption proceeds to an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

When Do I Need A Medallion Signature Guarantee To Redeem Shares?

A Medallion signature guarantee may be required if:

¢	A request is made in writing to redeem Class A, Class B, Class C, Class IR or Class R Shares in an amount over $50,000 via check;
¢	You would like the redemption proceeds sent to an address that is not your address of record; or
¢	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

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A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss or tax liability you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and Boston Financial Data Services, Inc. (“BFDS”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	Telephone requests are recorded.
¢	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee indicating another address or account).
¢	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written, Medallion signature guaranteed letter.
¢	The telephone redemption option does not apply to shares held in an account maintained and serviced by your Authorized Institution. If your shares are held in an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
¢	The telephone redemption option may be modified or terminated at any time without prior notice.
¢	A Fund may redeem via check up to $50,000 in Class A, Class B, Class C, Class IR and Class R Shares requested via telephone.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

How Are Redemption Proceeds Paid?

By Wire:  You may arrange for your redemption proceeds to be paid as federal funds to an account with your Authorized Institution or to a domestic bank account designated in the current records of the Transfer Agent. In addition, redemption proceeds may be transmitted through an electronic trading platform to an account with your Authorized Institution. The following general policies govern wiring redemption proceeds:

¢	Redemption proceeds will normally be paid on the next business day in federal funds, but may be paid up to three business days following receipt of a properly executed wire transfer redemption request.
¢	Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption requests or payments may be postponed or suspended as permitted under Section 22(e) of the Investment Company Act of 1940 (the “Investment Company Act”). Generally, under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.
¢	If you are selling shares you recently paid for by check or purchased by Automated Clearing House (“ACH”), the Fund will pay you when your check or ACH has cleared, which may take up to 15 days.
¢	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
¢	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
¢	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or any other financial intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or such financial intermediary.

By Check:  You may elect to receive redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of receipt of a properly executed redemption request. If you are selling

SHAREHOLDER GUIDE

shares you recently paid for by check or ACH, the Fund will pay you when your check or ACH has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

¢	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
¢	Authorized Institutions are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Authorized Institutions may set times by which they must receive redemption requests. Authorized Institutions may also require additional documentation from you.

The Trust reserves the right to:

¢	Redeem your shares in the event your Authorized Institution’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Authorized Institution with a relationship with Goldman Sachs or in the event that a Fund is no longer an option in your Employee Benefit Plan or no longer available through your Eligible Fee-Based Program.
¢	Redeem your shares if your account balance is below the required Fund minimum. The Funds will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. A Fund will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
¢	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
¢	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
¢

Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

¢	Charge an additional fee in the event a redemption is made via wire transfer.

None of the Trust, the Investment Adviser or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Reinvest Redemption Proceeds In The Same Or Another Goldman Sachs Fund?

You may redeem shares of a Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at NAV. To be eligible for this privilege, you must have held the shares you want to redeem for at least 30 days and you must reinvest the share proceeds within 90 days after you redeem. You should obtain and read the applicable prospectuses before investing in any other Goldman Sachs Funds.

You may reinvest redemption proceeds as follows:

¢	Class A or B Shares - Class A Shares of the same Fund or another Goldman Sachs Fund.
¢	Class C Shares - Class C Shares of the same Fund or another Goldman Sachs Fund.
¢	If you pay a CDSC upon redemption of Class A or Class C Shares and then reinvest in Class A or Class C Shares of another Goldman Sachs Fund as described above, your account will be credited with the amount of the CDSC you paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable upon a subsequent redemption. For Class B Shares, you may reinvest the redemption proceeds in Class A Shares at NAV but the amount of the CDSC paid upon redemption of the Class B Shares will not be credited to your account.
¢	The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-sheltered Employee Benefit Plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.
¢	You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and reinvestment.

SHAREHOLDER GUIDE

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange shares of a Goldman Sachs Fund at NAV without the imposition of an initial sales charge or CDSC, if applicable, at the time of exchange for certain shares of another Goldman Sachs Fund. Redemption (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

¢	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds may offer all share classes.
¢	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
¢	The exchanged shares of the new Goldman Sachs Fund may later be exchanged for shares of the same class of the original Fund held at the next determined NAV without the imposition of an initial sales charge or CDSC (but subject to any applicable redemption fee). However, if additional shares of the new Goldman Sachs Fund were purchased after the initial exchange, and that Fund’s shares do not impose a sales charge or CDSC, then the applicable sales charge or CDSC of the original Fund’s shares will be imposed upon the exchange of those shares.
¢	When you exchange shares subject to a CDSC, no CDSC will be charged at that time. However, for purposes of determining the amount of CDSC applicable to the shares acquired in exchange, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC, and the amount and terms of the CDSC will be those applicable to the original shares acquired and will not be affected by a subsequent exchange.
¢	Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, contact your Authorized Institution.
¢	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum investment requirements for that Fund if the entire balance of the original Fund account is exchanged.

¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
¢	Goldman Sachs and BFDS may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Normally, a telephone exchange will be made only to an identically registered account.
¢	Exchanges into Goldman Sachs Funds or certain share classes of Goldman Sachs Funds that are closed to new investors may be restricted.
¢	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.

Exchanges into the Fund from another Goldman Sachs Fund received by the close of regular trading on the New York Stock Exchange will normally begin to accrue dividends on the next business day.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. Exchanges within Employee Benefit Plan accounts will not result in capital gains or loss for federal or state income tax purposes. You should consult your tax adviser concerning the tax consequences of an exchange.

SHAREHOLDER SERVICES

Can I Arrange To Have Automatic Investments Made On A Regular Basis?

You may be able to make automatic investments in Class A and Class C Shares through your bank via ACH transfer or via bank draft each month. The minimum dollar amount for this service is $250 for the initial investment and $50 per month for additional investments. Forms for this option are available online at www.gsamfunds.com and from your Authorized Institution, or you may check the appropriate box on the account application.

Can My Distributions From A Fund Be Invested In Other Goldman Sachs Funds?

You may elect to cross-reinvest distributions paid by a Goldman Sachs Fund in shares of the same class of other Goldman Sachs Funds.

¢	Shares will be purchased at NAV.

SHAREHOLDER GUIDE

¢	You may elect cross-reinvestment into an identically registered account or a similarly registered account provided that at least one name on the account is registered identically.
¢	You cannot make cross-reinvestments into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
¢	You should obtain and read the prospectus of the Goldman Sachs Fund into which distributions are invested.

Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?

You may elect to exchange automatically a specified dollar amount of Class A, Class B or Class C Shares of a Fund for shares of the same class of other Goldman Sachs Funds.

¢	Shares will be purchased at NAV if a sales charge had been imposed on the initial purchase.
¢	You may elect to exchange into an identically registered account or a similarly registered account provided that at least one name on the account is registered identically.
¢	Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Goldman Sachs Fund into which the exchange is made depending upon the date and value of your original purchase.
¢	Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
¢	Minimum dollar amount: $50 per month.
¢	You cannot make automatic exchanges into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
¢	You should obtain and read the prospectus of the Goldman Sachs Fund into which automatic exchanges are made.
¢	An exchange is considered a redemption and a purchase and therefore may be a taxable transaction.

Can I Have Systematic Withdrawals Made On A Regular Basis?

You may redeem from your Class A, Class B or Class C Share account systematically via check or ACH transfer in any amount of $50 or more.

¢	It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional Class A or Class C Shares because of the sales charges that are imposed on certain purchases of Class A Shares and because of the CDSCs that are imposed on certain redemptions of Class A and Class C Shares.
¢	Checks are normally mailed within two business days after your selected systematic withdrawal date of either the 15th or 25th of the month. ACH payments may take up to three business days to post to your account after your selected systematic withdrawal date between, and including, the 3rd and 26th of the month.
¢	Each systematic withdrawal is a redemption and therefore may be a taxable transaction.
¢	The CDSC applicable to Class A, Class B or Class C Shares redeemed under the systematic withdrawal plan may be waived. The Funds reserve the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and Class C Shares and 10% of the value of your Class A Shares.

What Types Of Reports Will I Be Sent Regarding My Investment?

Authorized Institutions are responsible for providing any communication from a Fund to shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

You will be provided with a printed confirmation of each transaction in your account and a quarterly account statement if you invest in Class A, Class B, Class C, Class IR or Class R shares and a monthly account statement if you invest in Service Shares or Institutional Shares. If your account is held through your Authorized Institution, you will receive this information from your Authorized Institution.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Authorized Institution or Goldman Sachs Funds at the appropriate phone number found on the back cover of this Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Authorized Institution, please contact the Authorized Institution to revoke your consent.

DISTRIBUTION AND SERVICE FEES

What Are The Different Distribution And/Or Service Fees Paid By The Fund’s Shares?

The Trust has adopted distribution and service plans (each a “Plan”) under which Class A, Class B, Class C and Class R Shares bear distribution and/or service fees paid to Goldman Sachs, some of which Goldman Sachs may pay to Authorized Institutions. Authorized Institutions seek distribution and/or servicing fee revenues to, among other things, offset the cost of servicing small and medium sized plan investors and providing information about the Funds. If the fees received by Goldman Sachs

SHAREHOLDER GUIDE

pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally receives and pays the distribution and service fees on a quarterly basis.

Under the Plans, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75%, 0.75% and 0.50% of each applicable Fund’s average daily net assets attributed to Class A, Class B, Class C and Class R Shares, respectively. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:

¢	Compensation paid to and expenses incurred by Authorized Institutions, Goldman Sachs and their respective officers, employees and sales representatives;
¢	Commissions paid to Authorized Institutions;
¢	Allocable overhead;
¢	Telephone and travel expenses;
¢	Interest and other costs associated with the financing of such compensation and expenses;
¢	Printing of prospectuses for prospective shareholders;
¢	Preparation and distribution of sales literature or advertising of any type; and
¢	All other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B, Class C and Class R Shares.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.75% distribution fee as an ongoing commission to Authorized Institutions after the shares have been held for one year. Goldman Sachs normally begins accruing the annual 0.25% and 0.50% distribution fees for the Class A and Class R Shares, respectively, as ongoing commissions to Authorized Institutions, immediately. Goldman Sachs generally pays the distribution fee on a quarterly basis.

CLASS B AND CLASS C PERSONAL AND ACCOUNT MAINTENANCE SERVICES AND FEES

Under the Class B and Class C Plans, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of each applicable Fund’s average daily net assets attributed to Class B or Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Institutions and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Authorized Institutions after the shares have been held for one year.

SERVICE SHARES SERVICE PLAN AND SHAREHOLDER ADMINISTRATION PLAN

The Trust, on behalf of each Fund offering Service Shares, has adopted a Service Plan and Shareholder Administration Plan for Service Shares, pursuant to which Goldman Sachs and certain Authorized Institutions are entitled to receive payments for their services from the Trust. These payments are equal to 0.25% (annualized) for personal and account maintenance services, plus an additional 0.25% (annualized) for shareholder administration services of the average daily net assets of Service Shares of the Fund that are attributable to or held in the name of Goldman Sachs or an Authorized Institution for its customers.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices.  In accordance with the policy adopted by the Board of Trustees, the Trust discourages frequent purchases and redemptions of Fund shares and does not permit market timing or other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only that are consistent with the investment policies and practices of the respective Fund. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders (or Goldman Sachs), the Trust (or Goldman Sachs) will exercise this right if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the

SHAREHOLDER GUIDE

Trust or its shareholders to those of Goldman Sachs or any affiliated person or associated person of Goldman Sachs.

To deter excessive shareholder trading, certain Goldman Sachs Funds offered in other prospectuses impose a redemption fee on redemptions made within 30 or 60 days of purchase subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. As a further deterrent to excessive trading, many foreign equity securities held by the Goldman Sachs Funds are priced by an independent pricing service using fair valuation. For more information on fair valuation, please see “How To Buy Shares—How Are Shares Priced?”

Pursuant to the policy adopted by the Board of Trustees of the Trust, Goldman Sachs has developed criteria that it uses to identify trading activity that may be excessive. Excessive trading activity in a Fund is measured by the number of “round trip” transactions in a shareholder’s account. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If a Fund detects that a shareholder has completed two or more round trip transactions in a single Fund within a rolling 90-day period, the Fund may reject or restrict subsequent purchase or exchange orders by that shareholder permanently. In addition, a Fund may, in its sole discretion, permanently reject or restrict purchase or exchange orders by a shareholder if the Fund detects other trading activity that is deemed to be disruptive to the management of the Fund or otherwise harmful to the Fund. For purposes of these transaction surveillance procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. A shareholder that has been restricted from participation in a Fund pursuant to this policy will be allowed to apply for re-entry after one year. A shareholder applying for re-entry must provide assurances acceptable to the Fund that the shareholder will not engage in excessive trading activities in the future.

Goldman Sachs may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Goldman Sachs will apply the criteria in a manner that, in Goldman Sachs’ judgment, will be uniform.

Fund shares may be held through omnibus arrangements maintained by Authorized Institutions, such as broker-dealers, investment advisers and insurance companies. In addition, Fund shares may be held in omnibus Employee Benefit Plans, Eligible Fee-Based Programs and other group accounts. Omnibus accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where the purchases and redemptions of Fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are ordinarily not tracked by the Funds on a regular basis. A number of these Authorized Institutions may not have the capability or may not be willing to apply the Funds’ market timing policies or any applicable redemption fee. While Goldman Sachs may monitor share turnover at the omnibus account level, a Fund’s ability to monitor and detect market timing by shareholders or apply any applicable redemption fee in these omnibus accounts may be limited in certain circumstances, and certain of these Authorized Institutions may charge the Fund a fee for providing certain shareholder financial information requested as part of the Fund’s surveillance process. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Funds and Goldman Sachs will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance. If necessary, the Trust may prohibit additional purchases of Fund shares by an Authorized Institution or by certain customers of the Authorized Institution. Authorized Institutions may also monitor their customers’ trading activities in the Funds. The criteria used by Authorized Institutions to monitor for excessive trading may differ from the criteria used by the Funds. If an Authorized Institution fails to cooperate in the implementation or enforcement of the Trust’s excessive trading policies, the Trust may take certain actions including terminating the relationship.

Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Funds’ distributions attributable to net investment income and short-term capital gains are taxable to you as ordinary income, while distributions of long-term capital gains are distributions taxable to you as long-term capital gains, no matter how long you have owned your Fund shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum individual rate applicable to qualified dividend income and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain qualified foreign corporations will generally be taxed at the preferential rates described above, as long as certain other requirements are met. For these lower rates to apply, the non-corporate shareholders must own their relevant Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. The amount of a Fund’s distributions that would otherwise qualify for this favorable tax treatment will be reduced as a result of a Fund’s securities lending activities or high portfolio turnover rate.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of a Fund’s securities lending activities or high portfolio turnover rate. Character and tax status of all distributions will be available to shareholders after the close of each calendar year.

Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, each Fund may deduct these taxes in computing its taxable income.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying into a dividend.”

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of that Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

TAXATION

OTHER INFORMATION

When you open your account, you should provide your Social Security Number or tax identification number on your Account Application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains, and for distributions in a taxable year of a Fund beginning before January 1, 2014, of short-term capital gains and qualified interest income. Although this designation will be made for capital gain distributions, the Funds do not anticipate making any qualified interest income designations. Therefore, all distributions of interest income will be subject to withholding when paid to non-U.S. investors.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the Funds to determine whether withholding is required.

The Funds are required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also, for shares purchased on or after January 1, 2012 their cost basis. Cost basis will be calculated using the Funds’ default method of average cost, unless you instruct a Fund to use a different methodology. If you would like to use the average cost method of calculation, no action is required. To elect an alternative method, you should contact Goldman Sachs Funds at the address or phone number on the back cover of this Prospectus. If your account is held with an Authorized Institution, contact your representative with respect to reporting of cost basis and available elections for your account.

You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal income tax returns.

Appendix A

Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

The Funds will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in REITs, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, other investment companies (including ETFs), warrants, stock purchase rights and synthetic and derivative instruments (such as swaps and futures contracts) that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that a Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Funds may increase or decrease. In recent years, certain stock markets have experienced substantial price volatility. To the extent a Fund’s net assets decrease or increase in the future due to price volatility or share redemption or purchase activity, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in this Prospectus.

To the extent a Fund invests in pooled investment vehicles (including investment companies and ETFs), partnerships and REITS, the Fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the Fund invests therein.

To the extent that a Fund invests in fixed income securities, that Fund will also be subject to the risks associated with its fixed income securities. These risks include interest rate risk, credit/default risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Credit/default risk involves the risk that an issuer or guarantor could default on its obligations, and a Fund will not recover its investment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on

APPENDIX A

existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities such as securities backed by car loans.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to certain shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the Funds’ historical portfolio turnover rates.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives and all investment policies not specifically designated as fundamental are non-fundamental, and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Mid-Capitalization and Small-Capitalization Companies.  Each Fund may, to the extent consistent with its investment policies, invest in mid- and small-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Mid- and small-capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Mid- and small-capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Mid- and small-capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small- and mid-capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments.  The Funds may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

APPENDIX A

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of a Fund’s assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund’s assets were not geographically concentrated.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Funds may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs, GDRs and EDRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs and certain GDRs are traded in the United States. GDRs may be traded in either the United States or in foreign markets. EDRs are traded primarily outside the United States. Prices of ADRs are quoted in U.S. dollars. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Risks of Sovereign Debt.  Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Risks of Emerging Countries.  Each Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. In situations where a country restricts direct investment in securities (which may occur in certain Asian and other countries), a Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

APPENDIX A

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not occur in other countries.

A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return to a Fund from an investment in issuers in such countries.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause a Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities a Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, a Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to value precisely because of the characteristics discussed above and lower trading volumes.

A Fund’s use of foreign currency management techniques in emerging countries may be limited. The Investment Adviser anticipates that a significant portion of a Fund’s currency exposure in emerging countries may not be covered by those techniques.

Foreign Custody Risk.  A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Risks of Derivative Investments.  The Funds may invest in derivative instruments including without limitation, options, futures, options on futures, swaps, structured securities and forward contracts and other derivatives relating to foreign currency transactions. Investments in derivative instruments may be for both hedging and nonhedging purposes (that is, to seek to increase total return), although suitable derivative instruments may not always be available to the Investment Adviser for these purposes. Losses from investments in derivative instruments can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the failure of the counterparty to perform its contractual obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions. Losses may also arise if the Funds receive cash collateral under the transactions and some or all of that collateral is invested in the market. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund may be responsible for any loss that might result from its investment of the counterparty’s cash collateral. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices,

APPENDIX A

interest rates or currency prices. Investments in derivative instruments may be harder to value, subject to greater volatility and more likely subject to changes in tax treatment than other investments. For these reasons, the Investment Adviser’s attempts to hedge portfolio risk through the use of derivative instruments may not be successful, and the Investment Adviser may choose not to hedge certain portfolio risks. Investing for nonhedging purposes presents even greater risk of loss.

Risks of Equity Swap Transactions.  In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on a particular predetermined asset (or group of assets) which may be adjusted for transaction costs, interest payments, dividends paid on the reference asset or other factors. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” for example, the increase or decrease in value of a particular dollar amount invested in the asset.

Equity swaps may be structured in different ways. For example, when a Fund takes a long position, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular stock (or group of stocks), plus the dividends that would have been received on the stock. In these cases, a Fund may agree to pay to the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stock (or group of stocks). Therefore, in this case the return to the Fund on the equity swap should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Fund on the notional amount. In other cases, when a Fund takes a short position, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular stock (or group of stocks) short, less the dividend expense that the Fund would have paid on the stock (or group of stocks), as adjusted for interest payments or other economic factors.

Under an equity swap, payments may be made at the conclusion of the equity swap or periodically during its term. Sometimes, however, the Investment Adviser may be able to terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to a Fund’s accrued obligations under the swap.

Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict future market trends, the values of assets or economic factors, or the creditworthiness of the counterparty, the Funds may suffer a loss, which may be substantial.

Risks of Illiquid Securities.  Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities in which some or all of the Funds may invest include:

¢	Both domestic and foreign securities that are not readily marketable
¢	Certain stripped mortgage-backed securities
¢	Repurchase agreements and time deposits with a notice or demand period of more than seven days
¢	Certain over-the-counter options
¢	Certain structured securities and swap transactions
¢	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”).

Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Investments purchased by a Fund, particularly debt securities and over-the-counter traded instruments, that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, markets events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the instruments.

If one or more securities in a Fund’s portfolio become illiquid, the Fund may exceed its 15 percent limitation in illiquid instruments. In the event that changes in the portfolio or other external events cause the investments in illiquid instruments to exceed 15 percent of a Fund’s net assets, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

APPENDIX A

In cases where no clear indication of the value of a Fund’s portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Board of Trustees. These cases include, among others, situations where a security or other asset or liability does not have a price source, or the secondary markets on which an investment has previously been traded is no longer viable, due to its lack of liquidity. For more information on fair valuation, please see “Shareholder Guide—How To Buy Shares—How Are Shares Priced?”

Credit/Default Risks.  Debt securities purchased by the Funds may include U.S. Government Securities (including zero coupon bonds) and securities issued by foreign governments, domestic and foreign corporations, banks and other issuers. Some of these fixed income securities are described in the next section below. Further information is provided in the SAI.

The Funds also have credit rating requirements for the securities they buy, which are applied at the time of purchase. For this purpose, each Fund relies only on the ratings of the following NRSROs: Standard & Poor’s, Moody’s and Fitch, Inc. Unrated securities may be purchased by a Fund if they are determined by the Investment Adviser to be of a credit quality consistent with the Fund’s credit rating requirements.

Debt securities rated BBB– or higher by Standard & Poor’s, or Baa3 or higher by Moody’s or having a comparable rating by another NRSRO are considered “investment grade.” Securities rated BBB– or Baa3 are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. For the purpose of determining compliance with any credit rating requirement, each Fund assigns a security, at the time of purchase, the highest rating by an NRSRO if the security is rated by more than one NRSRO. Therefore, a security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, the security is determined by the Investment Adviser to be of comparable credit quality. A security satisfies a Fund’s minimum rating requirement regardless of its relative ranking (for example, plus or minus) within a designated major rating category (for example, BBB or Baa). If a security satisfies a Fund’s minimum rating requirement at the time of purchase and is subsequently downgraded below that rating, the Fund will not be required to dispose of the security. If a downgrade occurs, the Investment Adviser will consider which action, including the sale of the security, is in the best interest of a Fund and its shareholders.

Temporary Investment Risks.  Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

¢	U.S. Government Securities
¢	Commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO (or, if unrated, determined by the Investment Adviser to be of comparable credit quality)
¢	Certificates of deposit
¢	Bankers’ acceptances
¢	Repurchase agreements
¢	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year
¢	ETFs
¢	Other investment companies
¢	Cash items

When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

Risks of Large Shareholder Redemptions.  Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks.

The Funds may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies. Further information is provided in the SAI, which is available upon request.

Convertible Securities.  Each Fund may invest in convertible securities. Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline

APPENDIX A

as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

Foreign Currency Transactions.  A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates.

The Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

The Funds may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. If the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but the Fund may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Because these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

As an investment company registered with the SEC, a Fund must identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other appropriate measures, to “cover” open positions with respect to its transactions in forward contracts. In the case of forward contracts that do not cash settle, for example, a Fund must identify on its books liquid assets equal to the full notional amount of the forward contracts while the positions are open. With respect to forward contracts that do cash settle, however, a Fund is permitted to identify liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the forward contracts, if any, rather than their full notional amount. Each Fund reserves the right to modify its asset segregation policies in the future in its discretion. By identifying assets equal to only its net obligations under cash-settled forward contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to identify assets equal to the full notional amount of the forward contracts.

Structured Securities.  Each Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, securities, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. Investments in structured securities may provide exposure to certain securities or markets in situations where regulatory or other restrictions prevent direct investments in such issuers or markets.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference effectively leveraging a Fund’s investment so that small changes in the value of the Reference may result in disproportionate gains or losses to the Fund. Consequently, structured securities may present a greater degree of market risk than many types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities. Structured securities are also subject to the risks that the issuer of the structured securities may fail to perform its contractual obligations. Certain issuers

APPENDIX A

of structured products may be deemed to be investment companies as defined in the Investment Company Act. As a result, a Fund’s investments in structured securities may be subject to the limits applicable to investments in other investment companies.

Structured securities are considered hybrid instruments because they are derivative investments the value of which depends on, or is derived from or linked to, the value of an underlying asset, interest rate index or commodity. Commodity-linked notes are hybrid instruments because the principal and/or interest payments on these notes is linked to the value of individual commodities, futures contracts or the performance of one or more commodity indices.

Structured securities include, but are not limited to, equity linked notes. Any equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. For example, a note may guarantee the repayment of the original principal amount invested (even if the underlying linked securities have negative performance during the note’s term), but may cap the maximum payment at maturity at a certain percentage of the issuance price or the return of the underlying linked securities. Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of the Fund’s investment objective and policies.

REITs.  Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities, Securities Indices and Foreign Currencies.  A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which the Fund may invest or on any securities index consisting of securities in which it may invest. A Fund may also, to the extent consistent with its investment policies, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which presents additional risk). The successful use of options depends in part on the ability of the Investment Adviser to anticipate future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund’s transaction costs. Options written or purchased by the Funds may be traded on U.S. exchanges. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

When writing an option, a Fund must identify on its books liquid assets, or engage in other appropriate measures to “cover” its obligation under the option contract.

Futures Contracts and Options and Swaps on Futures Contracts.  Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A swap on a futures contract provides an investor with the ability to gain economic exposure to a particular futures market. A futures contract may be based on a particular securities index. The Funds may engage in futures transactions on U.S. exchanges.

APPENDIX A

Each Fund may purchase and sell futures contracts, purchase and write call and put options on futures contracts, and enter into swaps on futures contracts in order to seek to increase total return or to hedge against changes in securities prices or currency exchange rates. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and related options and swaps present the following risks:

¢	While a Fund may benefit from the use of futures and options and swaps on futures, unanticipated changes in securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts, or options transactions or swaps.
¢	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.
¢	The loss incurred by a Fund in entering into futures contracts and in writing call options and entering into swaps on futures is potentially unlimited and may exceed the amount of the premium received.
¢	Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV.
¢	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
¢	Futures contracts and options and swaps on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
¢	Foreign exchanges may not provide the same protection as U.S. exchanges.

A Fund must identify on its books liquid assets, or engage in other appropriate measures to “cover” open positions with respect to its transactions in futures contracts and options and swaps on futures contracts. In the case of futures contracts that do not cash settle, for example, a Fund must identify on its books liquid assets equal to the full notional amount of the futures contracts while the positions are open. With respect to futures contracts that are required to cash settle, however, a Fund may identify liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contracts, if any, rather than their full notional amount. Each Fund reserves the right to modify its asset segregation policies in the future in its discretion. By identifying assets equal to only its net obligations under cash-settled futures contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to identify assets equal to the full notional amount of the futures contracts.

Equity Swaps and Index Swaps.  All Funds may invest in equity and index swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for another payment stream. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Index swaps allow one party or both parties to a swap agreement to receive one or more payments based off of the return, performance or volatility of an index or of certain securities which comprise the index.

The value of swaps can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, or the creditworthiness of the counterparty, a Fund may suffer a loss, which may be substantial. The value of some components of a swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, swaps may be illiquid, and a Fund may be unable to terminate its obligations when desired.

Currently, certain standardized swap transactions are subject to mandatory central clearing. Although central clearing is expected to decrease counterparty risk and increase liquidity compared to bilaterally negotiated swaps, central clearing does not eliminate counterparty risk or illiquidity risk entirely.

As investment companies registered with the SEC, the Funds must identify on their books (often referred to as “asset segregation”) liquid assets, or engage in other SEC- or SEC-staff approved measures to “cover” open positions with respect to certain kinds of derivative instruments. In the case of swaps that do not cash settle, for example, a Fund must identify on its books liquid assets equal to the full notional amount of the swaps while the positions are open. With respect to swaps that are required to cash settle, however, a Fund may identify liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e. the Fund’s daily net liability) under the swaps, if any, rather than their full notional amount. Each Fund reserves the right to modify its asset segregation policies in the future in its discretion. By identifying assets equal to only its net obligations under cash settled swaps, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to identify assets equal to the full notional amount of the swaps.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are

APPENDIX A

purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Repurchase Agreements.  Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with eligible counterparties which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The collateral may consist of any type of security (government or corporate) of any or no credit rating. Repurchase agreements involving obligations other than U.S. Government Securities (such as foreign securities, commercial paper, corporate bonds, mortgage loans and equities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency.

If the other party or “seller” defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities.  Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers including, as permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by a Fund in short-term investments, including registered and unregistered investment pools managed by the Investment Adviser, State Street or their affiliates and from which the Investment Adviser, State Street or their affiliates may receive fees. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of the total assets of a Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in this Prospectus regarding investments in fixed income securities and cash equivalents.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.

Preferred Stock, Warrants and Stock Purchase Rights.  Each Fund may invest in preferred stock, warrants and stock purchase rights (or “rights”). Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies.  Each Fund may invest in securities of other investment companies, including ETFs, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs, however, have obtained

APPENDIX A

exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

The use of ETFs is intended to help a Fund match the total return of the particular market segments or indices represented by those ETFs, although that may not be the result. Most ETFs are passively managed investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in certain other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly born by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Unseasoned Companies.  Each Fund may invest in companies which (together with their predecessors) have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations.  Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations.  Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities.  Each Fund may invest in U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (i) the full faith and credit of the U.S. Treasury; (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer. U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components are traded independently. U.S. Government Securities may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will

APPENDIX A

be able or willing to repay the principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Custodial Receipts and Trust Certificates.  Each Fund may invest in custodial receipts and trust certificates representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government Securities or other types of securities in which a Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial or trust account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Borrowings.  Each Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets (including the amount borrowed) for temporary or emergency purposes. A Fund generally may not make additional investments if borrowings exceed 5% of its net assets.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except as noted below, the information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ most recent annual report (available upon request).

APPENDIX B

LARGE CAP GROWTH INSIGHTS FUND

	Large Cap Growth Insights Fund—Class A Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.05	$12.60	$11.54	$10.04	$8.94

Income (loss) from investment operations
Net investment income[a]	0.21 [e]	0.12 [h]	0.10 [f]	0.09	0.10
Net realized and unrealized gain (loss)	3.95	1.47	1.09	1.52	1.08

Total from investment operations	4.16	1.59	1.19	1.61	1.18

Distributions to shareholders
From net investment income	(0.16)	(0.14)	(0.13)	(0.11)	(0.08)
From net realized gains	—	—	—	—	—

Total distributions	(0.16)	(0.14)	(0.13)	(0.11)	(0.08)

Net asset value, end of period	$18.05	$14.05	$12.60	$11.54	$10.04

Total return[b]	29.90%	12.69%	10.38%	16.17%	13.42%
Net assets, end of period (in 000s)	$74,524	$118,956	$150,750	$145,079	$183,762
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	1.34%[e]	0.83%[h]	0.84%[f]	0.79%	1.13%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.20%	1.16%	1.16%	1.16%	1.16%
Portfolio turnover rate[g]	232%	146%	76%	64%	124%

See page 165-166 for all footnotes.

	Large Cap Growth Insights Fund—Class B Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.93	$11.59	$10.63	$9.26	$8.23

Income (loss) from investment operations
Net investment income (loss)[a]	0.07 [e]	0.02 [h]	0.02 [f]	0.01	0.03
Net realized and unrealized gain (loss)	3.66	1.35	1.00	1.40	1.00

Total from investment operations	3.73	1.37	1.02	1.41	1.03

Distributions to shareholders
From net investment income	(0.06)	(0.03)	(0.06)	(0.04)	—
From net realized gains	—	—	—	—	—

Total distributions	(0.06)	(0.03)	(0.06)	(0.04)	—

Net asset value, end of period	$16.60	$12.93	$11.59	$10.63	$9.26

Total return[b]	28.96%	11.84%	9.61%	15.26%	12.52%
Net assets, end of period (in 000s)	$3,573	$4,240	$6,043	$8,219	$10,993
Ratio of net expenses to average net assets	1.70%	1.71%	1.70%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets	0.50%[e]	0.13%[h]	0.13%[f]	0.06%	0.38%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.95%	1.91%	1.91%	1.91%	1.91%
Portfolio turnover rate[g]	232%	146%	76%	64%	124%

See page 165-166 for all footnotes.

APPENDIX B

	Large Cap Growth Insights Fund—Class C Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.88	$11.57	$10.62	$9.26	$8.23

Income (loss) from investment operations
Net investment income (loss)[a]	0.06 [e]	0.01 [h]	0.01 [f]	— [d]	0.03
Net realized and unrealized gain (loss)	3.65	1.35	1.01	1.41	1.00

Total from investment operations	3.71	1.36	1.02	1.41	1.03

Distributions to shareholders
From net investment income	(0.08)	(0.05)	(0.07)	(0.05)	—
From net realized gains	—	—	—	—	—

Total distributions	(0.08)	(0.05)	(0.07)	(0.05)	—

Net asset value, end of period	$16.51	$12.88	$11.57	$10.62	$9.26

Total return[b]	28.96%	11.81%	9.63%	15.30%	12.52%
Net assets, end of period (in 000s)	$14,133	$12,555	$12,999	$13,528	$14,832
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets	0.42%[e]	0.08%[h]	0.10%[f]	0.03%	0.31%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.95%	1.91%	1.91%	1.91%	1.91%
Portfolio turnover rate[g]	232%	146%	76%	64%	124%

See page 165-166 for all footnotes.

	Large Cap Growth Insights Fund—Institutional Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.48	$12.98	$11.88	$10.33	$9.23

Income (loss) from investment operations
Net investment income[a]	0.27 [e]	0.17 [h]	0.16 [f]	0.13	0.14
Net realized and unrealized gain (loss)	4.07	1.52	1.12	1.58	1.10

Total from investment operations	4.34	1.69	1.28	1.71	1.24

Distributions to shareholders
From net investment income	(0.23)	(0.19)	(0.18)	(0.16)	(0.14)
From net realized gains	—	—	—	—	—

Total distributions	(0.23)	(0.19)	(0.18)	(0.16)	(0.14)

Net asset value, end of period	$18.59	$14.48	$12.98	$11.88	$10.33

Total return[b]	30.40%	13.18%	10.83%	16.68%	13.75%
Net assets, end of period (in 000s)	$289,326	$311,286	$392,373	$362,907	$543,449
Ratio of net expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.65%[e]	1.23%[h]	1.22%[f]	1.21%	1.53%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.80%	0.76%	0.76%	0.76%	0.76%
Portfolio turnover rate[g]	232%	146%	76%	64%	124%

See page 165-166 for all footnotes.

APPENDIX B

	Large Cap Growth Insights Fund—Service Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.88	$12.47	$11.43	$9.95	$8.87

Income (loss) from investment operations
Net investment income[a]	0.16 [e]	0.10 [h]	0.06 [f]	0.08	0.09
Net realized and unrealized gain (loss)	3.93	1.47	1.10	1.51	1.07

Total from investment operations	4.09	1.57	1.16	1.59	1.16

Distributions to shareholders
From net investment income	(0.16)	(0.16)	(0.12)	(0.11)	(0.08)
From net realized gains	—	—	—	—	—

Total distributions	(0.16)	(0.16)	(0.12)	(0.11)	(0.08)

Net asset value, end of period	$17.81	$13.88	$12.47	$11.43	$9.95

Total return[b]	29.77%	12.67%	10.23%	16.07%	13.29%
Net assets, end of period (in 000s)	$1,155	$963	$1,004	$93	$125
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	1.05%[e]	0.73%[h]	0.49%[f]	0.71%	1.08%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.30%	1.26%	1.26%	1.26%	1.26%
Portfolio turnover rate[g]	232%	146%	76%	64%	124%

See page 165-166 for all footnotes.

	Large Cap Growth Insights Fund—IR Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.95	$12.53	$11.48	$9.99	$8.92

Income (loss) from investment operations
Net investment income[a]	0.22 [e]	0.13 [h]	0.13 [f]	0.11	0.11
Net realized and unrealized gain (loss)	3.93	1.48	1.08	1.52	1.08

Total from investment operations	4.15	1.61	1.21	1.63	1.19

Distributions to shareholders
From net investment income	(0.22)	(0.19)	(0.16)	(0.14)	(0.12)
From net realized gains	—	—	—	—	—

Total distributions	(0.22)	(0.19)	(0.16)	(0.14)	(0.12)

Net asset value, end of period	$17.88	$13.95	$12.53	$11.48	$9.99

Total return[b]	30.26%	12.96%	10.66%	16.50%	13.65%
Net assets, end of period (in 000s)	$784	$667	$45	$8	$7
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	1.40%[e]	0.95%[h]	1.07%[f]	1.02%	1.25%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.95%	0.90%	0.91%	0.91%	0.95%
Portfolio turnover rate[g]	232%	146%	76%	64%	124%

See page 165-166 for all footnotes.

APPENDIX B

	Large Cap Growth Insights Fund—R Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.97	$12.46	$11.42	$9.99	$8.89

Income (loss) from investment operations
Net investment income[a]	0.11 [e]	0.06 [h]	0.08 [f]	0.05	0.05
Net realized and unrealized gain (loss)	3.97	1.50	1.06	1.52	1.11

Total from investment operations	4.08	1.56	1.14	1.57	1.16

Distributions to shareholders
From net investment income	(0.20)	(0.05)	(0.10)	(0.14)	(0.06)
From net realized gains	—	—	—	—	—

Total distributions	(0.20)	(0.05)	(0.10)	(0.14)	(0.06)

Net asset value, end of period	$17.85	$13.97	$12.46	$11.42	$9.99

Total return[b]	29.53%	12.50%	10.06%	15.81%	13.21%
Net assets, end of period (in 000s)	$359	$127	$26	$59	$34
Ratio of net expenses to average net assets	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	0.70%[e]	0.39%[h]	0.63%[f]	0.47%	0.55%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.46%	1.39%	1.41%	1.41%	1.41%
Portfolio turnover rate[g]	232%	146%	76%	64%	124%

See page 165-166 for all footnotes.

LARGE CAP VALUE INSIGHTS FUND

	Large Cap Value Insights Fund—Class A Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.49	$10.19	$9.47	$8.42	$8.60

Income (loss) from investment operations
Net investment income[a]	0.25 [e]	0.17	0.13	0.13	0.17
Net realized and unrealized gain (loss)	3.22	1.29 [i]	0.74	1.05	(0.16)

Total from investment operations	3.47	1.46	0.87	1.18	0.01

Distributions to shareholders
From net investment income	(0.21)	(0.16)	(0.15)	(0.13)	(0.19)
From net realized gains	—	—	—	—	—

Total distributions	(0.21)	(0.16)	(0.15)	(0.13)	(0.19)

Net asset value, end of period	$14.75	$11.49	$10.19	$9.47	$8.42

Total return[b]	30.54%	14.44%[i]	9.15%	14.09%	0.37%
Net assets, end of period (in 000s)	$52,993	$107,535	$133,611	$140,737	$247,183
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.94%	0.95%
Ratio of net investment income to average net assets	1.95%[e]	1.53%	1.31%	1.45%	2.28%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.14%	1.11%	1.13%	1.10%	1.10%
Portfolio turnover rate[g]	221%	135%	56%	41%	130%

See page 165-166 for all footnotes.

APPENDIX B

	Large Cap Value Insights Fund—Class B Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.42	$10.13	$9.42	$8.37	$8.54

Income (loss) from investment operations
Net investment income[a]	0.13 [e]	0.09	0.06	0.06	0.12
Net realized and unrealized gain (loss)	3.23	1.29 [i]	0.72	1.05	(0.17)

Total from investment operations	3.36	1.38	0.78	1.11	(0.05)

Distributions to shareholders
From net investment income	(0.11)	(0.09)	(0.07)	(0.06)	(0.12)
From net realized gains	—	—	—	—	—

Total distributions	(0.11)	(0.09)	(0.07)	(0.06)	(0.12)

Net asset value, end of period	$14.67	$11.42	$10.13	$9.42	$8.37

Total return[b]	29.67%	13.61%[i]	8.25%	13.27%	(0.42)%
Net assets, end of period (in 000s)	$1,241	$1,532	$1,905	$2,428	$3,290
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.69%	1.70%
Ratio of net investment income to average net assets	1.02%[e]	0.79%	0.57%	0.70%	1.58%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.90%	1.86%	1.88%	1.85%	1.85%
Portfolio turnover rate[g]	221%	135%	56%	41%	130%

See page 165-166 for all footnotes.

	Large Cap Value Insights Fund—Class C Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.40	$10.11	$9.40	$8.36	$8.54

Income (loss) from investment operations
Net investment income[a]	0.12 [e]	0.09	0.06	0.06	0.11
Net realized and unrealized gain (loss)	3.23	1.29 [i]	0.72	1.04	(0.16)

Total from investment operations	3.35	1.38	0.78	1.10	(0.05)

Distributions to shareholders
From net investment income	(0.12)	(0.09)	(0.07)	(0.06)	(0.13)
From net realized gains	—	—	—	—	—

Total distributions	(0.12)	(0.09)	(0.07)	(0.06)	(0.13)

Net asset value, end of period	$14.63	$11.40	$10.11	$9.40	$8.36

Total return[b]	29.61%	13.65%[i]	8.30%	13.22%	(0.36)%
Net assets, end of period (in 000s)	$13,723	$11,018	$11,928	$11,940	$13,110
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.69%	1.70%
Ratio of net investment income to average net assets	0.91%[e]	0.77%	0.55%	0.68%	1.47%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.90%	1.86%	1.88%	1.85%	1.85%
Portfolio turnover rate[g]	221%	135%	56%	41%	130%

See page 165-166 for all footnotes.

APPENDIX B

	Large Cap Value Insights Fund—Institutional Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.48	$10.18	$9.46	$8.41	$8.59

Income (loss) from investment operations
Net investment income[a]	0.28 [e]	0.21	0.17	0.17	0.20
Net realized and unrealized gain (loss)	3.25	1.30 [i]	0.74	1.05	(0.16)

Total from investment operations	3.53	1.51	0.91	1.22	0.04

Distributions to shareholders
From net investment income	(0.27)	(0.21)	(0.19)	(0.17)	(0.22)
From net realized gains	—	—	—	—	—

Total distributions	(0.27)	(0.21)	(0.19)	(0.17)	(0.22)

Net asset value, end of period	$14.74	$11.48	$10.18	$9.46	$8.41

Total return[b]	31.13%	14.91%[i]	9.61%	14.59%	0.67%
Net assets, end of period (in 000s)	$245,662	$337,650	$365,385	$362,324	$712,253
Ratio of net expenses to average net assets	0.55%	0.55%	0.55%	0.54%	0.55%
Ratio of net investment income to average net assets	2.21%[e]	1.91%	1.69%	1.86%	2.65%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.75%	0.71%	0.73%	0.70%	0.70%
Portfolio turnover rate[g]	221%	135%	56%	41%	130%

See page 165-166 for all footnotes.

	Large Cap Value Insights Fund—Service Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.54	$10.23	$9.51	$8.45	$8.63

Income (loss) from investment operations
Net investment income[a]	0.21 [e]	0.17	0.12	0.12	0.16
Net realized and unrealized gain (loss)	3.26	1.29 [i]	0.74	1.06	(0.16)

Total from investment operations	3.47	1.46	0.86	1.18	—

Distributions to shareholders
From net investment income	(0.20)	(0.15)	(0.14)	(0.12)	(0.18)
From net realized gains	—	—	—	—	—

Total distributions	(0.20)	(0.15)	(0.14)	(0.12)	(0.18)

Net asset value, end of period	$14.81	$11.54	$10.23	$9.51	$8.45

Total return[b]	30.40%	14.38%[i]	9.02%	14.05%	0.28%
Net assets, end of period (in 000s)	$5,061	$5,117	$7,699	$6,601	$7,364
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.04%	1.05%
Ratio of net investment income to average net assets	1.64%[e]	1.48%	1.19%	1.33%	2.10%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.25%	1.21%	1.23%	1.20%	1.20%
Portfolio turnover rate[g]	221%	135%	56%	41%	130%

See page 165-166 for all footnotes.

APPENDIX B

	Large Cap Value Insights Fund—IR Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.47	$10.17	$9.45	$8.41	$8.59

Income (loss) from investment operations
Net investment income[a]	0.23 [e]	0.19	0.15	0.15	0.18
Net realized and unrealized gain (loss)	3.27	1.30 [i]	0.74	1.04	(0.15)

Total from investment operations	3.50	1.49	0.89	1.19	0.03

Distributions to shareholders
From net investment income	(0.25)	(0.19)	(0.17)	(0.15)	(0.21)
From net realized gains	—	—	—	—	—

Total distributions	(0.25)	(0.19)	(0.17)	(0.15)	(0.21)

Net asset value, end of period	$14.72	$11.47	$10.17	$9.45	$8.41

Total return[b]	30.88%	14.77%[j]	9.48%	14.31%	0.65%
Net assets, end of period (in 000s)	$293	$128	$67	$16	$10
Ratio of net expenses to average net assets	0.71%	0.70%	0.70%	0.69%	0.70%
Ratio of net investment income to average net assets	1.72%[e]	1.74%	1.48%	1.64%	2.30%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.91%	0.86%	0.88%	0.85%	0.85%
Portfolio turnover rate[g]	221%	135%	56%	41%	130%

See page 165-166 for all footnotes.

	Large Cap Value Insights Fund—R Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.46	$10.17	$9.45	$8.41	$8.59

Income (loss) from investment operations
Net investment income[a]	0.16 [e]	0.13	0.12	0.11	0.11
Net realized and unrealized gain (loss)	3.28	1.30 [i]	0.72	1.04	(0.11)

Total from investment operations	3.44	1.43	0.84	1.15	—

Distributions to shareholders
From net investment income	(0.19)	(0.14)	(0.12)	(0.11)	(0.18)
From net realized gains	—	—	—	—	—

Total distributions	(0.19)	(0.14)	(0.12)	(0.11)	(0.18)

Net asset value, end of period	$14.71	$11.46	$10.17	$9.45	$8.41

Total return[b]	30.25%	14.08%[i]	8.96%	13.74%	0.26%
Net assets, end of period (in 000s)	$79	$33	$10	$47	$36
Ratio of net expenses to average net assets	1.20%	1.20%	1.20%	1.19%	1.20%
Ratio of net investment income to average net assets	1.23%[e]	1.18%	1.13%	1.15%	1.45%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.40%	1.36%	1.38%	1.35%	1.35%
Portfolio turnover rate[g]	221%	135%	56%	41%	130%

See page 165-166 for all footnotes.

APPENDIX B

SMALL CAP EQUITY INSIGHTS FUND

	Small Cap Equity Insights Fund—Class A Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.93	$12.06	$10.92	$8.45	$7.98

Income (loss) from investment operations
Net investment income[a]	0.20 [e]	0.01 [h]	0.06 [f]	0.04 [c]	0.04
Net realized and unrealized gain (loss)	3.75	0.96 [i]	1.15	2.50	0.48

Total from investment operations	3.95	0.97	1.21	2.54	0.52

Distributions to shareholders
From net investment income	(0.02)	(0.10)	(0.07)	(0.07)	(0.05)
From net realized gains	—	—	—	—	—

Total distributions	(0.02)	(0.10)	(0.07)	(0.07)	(0.05)

Net asset value, end of period	$16.86	$12.93	$12.06	$10.92	$8.45

Total return[b]	30.64%	8.04%[i]	11.05%	30.23%	6.70%
Net assets, end of period (in 000s)	$42,607	$49,863	$65,299	$104,435	$130,439
Ratio of net expenses to average net assets	1.26%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	1.39%[e]	0.15%[h]	0.45%[f]	0.43%[c]	0.61%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.46%	1.46%	1.42%	1.39%	1.40%
Portfolio turnover rate[g]	151%	125%	34%	70%	167%

See page 165-166 for all footnotes.

	Small Cap Equity Insights Fund—Class B Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.58	$10.79	$9.80	$7.59	$7.16

Income (loss) from investment operations
Net investment income (loss)[a]	0.11 [e]	(0.07)[h]	(0.03)[f]	(0.03)[c]	(0.01)
Net realized and unrealized gain (loss)	3.33	0.86 [i]	1.02	2.25	0.44

Total from investment operations	3.44	0.79	0.99	2.22	0.43

Distributions to shareholders
From net investment income	—	— [d]	—	(0.01)	—
From net realized gains	—	—	—	—	—

Total distributions	—	— [d]	—	(0.01)	—

Net asset value, end of period	$15.02	$11.58	$10.79	$9.80	$7.59

Total return[b]	29.71%	7.32%[i]	10.10%	29.27%	6.01%
Net assets, end of period (in 000s)	$454	$780	$1,399	$2,101	$2,737
Ratio of net expenses to average net assets	2.01%	2.01%	2.00%	2.00%	2.00%
Ratio of net investment income (loss) to average net assets	0.87%[e]	(0.57)%[h]	(0.31)[f]	(0.31)%[c]	(0.11)%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	2.21%	2.22%	2.17%	2.14%	2.15%
Portfolio turnover rate[g]	151%	125%	34%	70%	167%

See page 165-166 for all footnotes.

APPENDIX B

	Small Cap Equity Insights Fund—Class C Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.57	$10.81	$9.82	$7.62	$7.19

Income (loss) from investment operations
Net investment income (loss)[a]	0.06 [e]	(0.07)[h]	(0.04)[f]	(0.03)[c]	(0.01)
Net realized and unrealized gain (loss)	3.38	0.86 [i]	1.04	2.26	0.44

Total from investment operations	3.44	0.79	1.00	2.23	0.43

Distributions to shareholders
From net investment income	—	(0.03)	(0.01)	(0.03)	—
From net realized gains	—	—	—	—	—

Total distributions	—	(0.03)	(0.01)	(0.03)	—

Net asset value, end of period	$15.01	$11.57	$10.81	$9.82	$7.62

Total return[b]	29.73%	7.26%[i]	10.14%	29.29%	5.98%
Net assets, end of period (in 000s)	$16,202	$12,487	$13,338	$13,788	$11,226
Ratio of net expenses to average net assets	2.01%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income (loss) to average net assets	0.45%[e]	(0.57)%[h]	(0.32)%[f]	(0.37)%[c]	(0.18)%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	2.21%	2.21%	2.17%	2.14%	2.15%
Portfolio turnover rate[g]	151%	125%	34%	70%	167%

See page 165-166 for all footnotes.

	Small Cap Equity Insights Fund—Institutional Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.42	$12.53	$11.34	$8.78	$8.30

Income (loss) from investment operations
Net investment income[a]	0.25 [e]	0.07 [h]	0.11 [f]	0.09 [c]	0.07
Net realized and unrealized gain (loss)	3.91	0.98 [i]	1.19	2.57	0.51

Total from investment operations	4.16	1.05	1.30	2.66	0.58

Distributions to shareholders
From net investment income	(0.10)	(0.16)	(0.11)	(0.10)	(0.10)
From net realized gains	—	—	—	—	—

Total distributions	(0.10)	(0.16)	(0.11)	(0.10)	(0.10)

Net asset value, end of period	$17.48	$13.42	$12.53	$11.34	$8.78

Total return[b]	31.18%	8.49%[i]	11.49%	30.76%	7.13%
Net assets, end of period (in 000s)	$134,276	$123,556	$86,058	$240,597	$349,989
Ratio of net expenses to average net assets	0.86%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	1.61%[e]	0.55%[h]	0.87%[f]	0.88%[c]	0.96%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.06%	1.06%	1.02%	0.99%	1.00%
Portfolio turnover rate[g]	151%	125%	34%	70%	167%

See page 165-166 for all footnotes.

APPENDIX B

	Small Cap Equity Insights Fund—Service Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.78	$11.94	$10.82	$8.37	$7.85

Income (loss) from investment operations
Net investment income (loss)[a]	0.17 [e]	0.01 [h]	0.04 [f]	0.03 [c]	0.04
Net realized and unrealized gain (loss)	3.72	0.94 [i]	1.13	2.48	0.48

Total from investment operations	3.89	0.95	1.17	2.51	0.52

Distributions to shareholders
From net investment income	(0.03)	(0.11)	(0.05)	(0.06)	—
From net realized gains	—	—	—	—	—

Total distributions	(0.03)	(0.11)	(0.05)	(0.06)	—

Net asset value, end of period	$16.64	$12.78	$11.94	$10.82	$8.37

Total return[b]	30.55%	7.97%[i]	10.84%	30.16%	6.62%
Net assets, end of period (in 000s)	$2,514	$2,133	$1,548	$1,431	$1,588
Ratio of net expenses to average net assets	1.36%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	1.13%[e]	0.10%[h]	0.32%[f]	0.33%[c]	0.53%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.56%	1.56%	1.52%	1.49%	1.50%
Portfolio turnover rate[g]	151%	125%	34%	70%	167%

See page 165-166 for all footnotes.

	Small Cap Equity Insights Fund—IR Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.83	$12.00	$10.87	$8.42	$7.96

Income (loss) from investment operations
Net investment income[a]	0.23 [e]	0.05 [h]	0.08 [f]	0.06 [c]	0.04
Net realized and unrealized gain (loss)	3.72	0.94 [i]	1.15	2.49	0.50

Total from investment operations	3.95	0.99	1.23	2.55	0.54

Distributions to shareholders
From net investment income	(0.08)	(0.16)	(0.10)	(0.10)	(0.08)
From net realized gains	—	—	—	—	—

Total distributions	(0.08)	(0.16)	(0.10)	(0.10)	(0.08)

Net asset value, end of period	$16.70	$12.83	$12.00	$10.87	$8.42

Total return[b]	30.94%	8.36%[i]	11.32%	30.55%	7.09%
Net assets, end of period (in 000s)	$1,767	$5,389	$4,959	$35	$25
Ratio of net expenses to average net assets	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.62%[e]	0.43%[h]	0.70%[f]	0.63%[c]	0.52%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.21%	1.21%	1.17%	1.14%	1.15%
Portfolio turnover rate[g]	151%	125%	34%	70%	167%

See page 165-166 for all footnotes.

APPENDIX B

	Small Cap Equity Insights Fund—R Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.81	$11.97	$10.86	$8.41	$7.93

Income (loss) from investment operations
Net investment income (loss)[a]	0.03 [e]	(0.01)[h]	0.02 [f]	(0.01)[c]	(0.01)
Net realized and unrealized gain (loss)	3.86	0.94[i]	1.15	2.51	0.53

Total from investment operations	3.89	0.93	1.17	2.50	0.52

Distributions to shareholders
From net investment income	(0.03)	(0.09)	(0.06)	(0.05)	(0.04)
From net realized gains	—	—	—	—	—

Total distributions	(0.03)	(0.09)	(0.06)	(0.05)	(0.04)

Net asset value, end of period	$16.67	$12.81	$11.97	$10.86	$8.41

Total return[b]	30.39%	7.78%[i]	10.78%	29.90%	6.61%
Net assets, end of period (in 000s)	$7,450	$357	$207	$184	$21
Ratio of net expenses to average net assets	1.51%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.18%[e]	(0.05)%[h]	0.14%[f]	(0.11)%[c]	(0.10)%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.73%	1.71%	1.67%	1.64%	1.65%
Portfolio turnover rate[g]	151%	125%	34%	70%	167%

See page 165-166 for all footnotes.

SMALL CAP GROWTH INSIGHTS FUND

	Small Cap Growth Insights Fund—Class A Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$23.40	$21.22	$18.49	$14.23	$12.66

Income (loss) from investment operations:
Net investment income (loss)[a]	0.18 [e]	0.04 [h]	(0.05)[f]	0.01 [c]	(0.01)
Net realized and unrealized gain (loss)	7.70	2.14 [i]	2.78	4.30	1.58

Total from investment operations	7.88	2.18	2.73	4.31	1.57

Distributions to shareholders
From net investment income	(0.18)	—	—	(0.05)	—
From net realized gains	—	—	—	—	—

Total distributions	(0.18)	—	—	(0.05)	—

Net asset value, end of year	$31.10	$23.40	$21.22	$18.49	$14.23

Total return[b]	33.98%	10.24%[i]	14.76%	30.38%	12.40%
Net assets, end of year (000’s)	$30,803	$25,662	$24,979	$22,598	$19,090
Ratio of net expenses to average net assets:	1.30%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	0.67%[e]	0.16%[h]	(0.26)%[f]	0.03%[c]	(0.06)%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.93%	1.96%	1.96%	2.09%	2.44%
Portfolio turnover rate[g]	163%	116%	52%	100%	205%

See page 165-166 for all footnotes.

APPENDIX B

	Small Cap Growth Insights Fund—Class B Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$19.93	$18.21	$15.98	$12.35	$11.07

Income (loss) from investment operations:
Net investment loss[a]	0.02 [e]	(0.12)[h]	(0.18)[f]	(0.09)[c]	(0.08)
Net realized and unrealized gain (loss)	6.52	1.84 [i]	2.41	3.72	1.36

Total from investment operations	6.54	1.72	2.23	3.63	1.28

Distributions to shareholders
From net investment income	(0.05)	—	—	—	—
From net realized gains	—	—	—	—	—

Total distributions	(0.05)	—	—	—	—

Net asset value, end of year	$26.42	$19.93	$18.21	$15.98	$12.35

Total return[b]	32.93%	9.42%[i]	13.95%	29.39%	11.56%
Net assets, end of year (000’s)	$3,003	$3,385	$4,760	$6,395	$7,608
Ratio of net expenses to average net assets:	2.04%	2.01%	2.00%	2.00%	2.00%
Ratio of net investment loss to average net assets	0.08%[e]	(0.63)%[h]	(0.98)%[f]	(0.65)%[c]	(0.78)%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	2.67%	2.71%	2.71%	2.84%	3.19%
Portfolio turnover rate[g]	163%	116%	52%	100%	205%

See page 165-166 for all footnotes.

	Small Cap Growth Insights Fund—Class C Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$20.09	$18.35	$16.11	$12.45	$11.16

Income (loss) from investment operations:
Net investment loss[a]	(0.03)[e]	(0.11)[h]	(0.18)[f]	(0.10)[c]	(0.09)
Net realized and unrealized gain (loss)	6.63	1.85 [i]	2.42	3.76	1.38

Total from investment operations	6.60	1.74	2.24	3.66	1.29

Distributions to shareholders
From net investment income	(0.05)	—	—	—	—
From net realized gains	—	—	—	—	—

Total distributions	(0.05)	—	—	—	—

Net asset value, end of year	$26.64	$20.09	$18.35	$16.11	$12.45

Total return[b]	32.92%	9.46%[i]	13.90%	29.40%	11.56%
Net assets, end of year (000’s)	$7,402	$5,247	$5,180	$5,263	$4,793
Ratio of net expenses to average net assets:	2.05%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment loss to average net assets	(0.12)%[e]	(0.59)%[h]	(1.00)%[f]	(0.70)%[c]	(0.82)%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	2.68%	2.71%	2.71%	2.84%	3.19%
Portfolio turnover rate[g]	163%	116%	52%	100%	205%

See page 165-166 for all footnotes.

APPENDIX B

	Small Cap Growth Insights Fund—Institutional Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$26.01	$23.49	$20.38	$15.67	$13.88

Income (loss) from investment operations:
Net investment income (loss)[a]	0.29 [e]	0.15 [h]	0.03 [f]	0.07 [c]	0.04
Net realized and unrealized gain (loss)	8.57	2.37 [i]	3.08	4.74	1.75

Total from investment operations	8.86	2.52	3.11	4.81	1.79

Distributions to shareholders
From net investment income	(0.28)	—	—	(0.10)	—
From net realized gains	—	—	—	—	—

Total distributions	(0.28)	—	—	(0.10)	—

Net asset value, end of year	$34.59	$26.01	$23.49	$20.38	$15.67

Total return[b]	34.48%	10.70%[i]	15.26%	30.87%	12.90%
Net assets, end of year (000’s)	$14,171	$7,733	$6,959	$5,649	$4,026
Ratio of net expenses to average net assets	0.90%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	0.96%[e]	0.57%[h]	0.14%[f]	0.39%[c]	0.31%
Ratios assuming no expense reductions:
Ratio of total expenses to average net assets	1.53%	1.55%	1.56%	1.69%	2.04%
Portfolio turnover rate[g]	163%	116%	52%	100%	205%

See page 165-166 for all footnotes.

	Small Cap Growth Insights Fund—IR Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$23.64	$21.39	$18.58	$14.30	$12.68

Income (loss) from investment operations
Net investment income (loss)[a]	0.18 [e]	0.03 [h]	(0.08)[f]	0.04 [c]	0.03
Net realized and unrealized gain (loss)	7.83	2.22 [i]	2.89	4.33	1.59

Total from investment operations	8.01	2.25	2.81	4.37	1.62

Distributions to shareholders
From net investment income	(0.24)	—	—	(0.09)	—
From net realized gains	—	—	—	—	—

Total distributions	(0.24)	—	—	(0.09)	—

Net asset value, end of period	$31.41	$23.64	$21.39	$18.58	$14.30

Total return[b]	34.25%	10.49%[i]	15.12%	30.66%	12.78%
Net assets, end of period (in 000s)	$639	$176	$38	$10	$7
Ratio of net expenses to average net assets	1.05%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	0.62%[e]	0.12%[h]	(0.38)%[f]	0.26%[c]	0.18%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.71%	1.70%	1.71%	1.84%	2.19%
Portfolio turnover rate[g]	163%	116%	52%	100%	205%

See page 165-166 for all footnotes.

APPENDIX B

	Small Cap Growth Insights Fund—R Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$23.08	$20.98	$18.33	$14.15	$12.63

Income (loss) from investment operations
Net investment loss[a]	— [e]	(0.01)[h]	(0.11)[f]	(0.03)[c]	(0.06)
Net realized and unrealized gain (loss)	7.68	2.11 [i]	2.76	4.27	1.58

Total from investment operations	7.68	2.10	2.65	4.24	1.52

Distributions to shareholders
From net investment income	(0.20)	—	—	(0.06)	—
From net realized gains	—	—	—	—	—

Total distributions	(0.20)	—	—	(0.06)	—

Net asset value, end of period	$30.56	$23.08	$20.98	$18.33	$14.15

Total return[b]	33.60%	9.98%[i]	14.46%	30.07%	12.03%
Net assets, end of period (in 000s)	$209	$30	$19	$47	$42
Ratio of net expenses to average net assets	1.55%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets	(0.01)%[e]	(0.08)%[h]	(0.51)%[f]	(0.21)%[c]	(0.44)%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	2.18%	2.20%	2.21%	2.34%	2.69%
Portfolio turnover rate[g]	163%	116%	52%	100%	205%

See page 165-166 for all footnotes.

SMALL CAP VALUE INSIGHTS FUND

	Small Cap Value Insights Fund—Class A Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$28.75	$26.36	$24.10	$18.78	$18.62

Income (loss) from investment operations:
Net investment income (loss)[a]	0.42 [e]	0.22 [h]	0.15 [f]	0.16 [c]	0.18
Net realized and unrealized gain (loss)	7.12	2.31 [i]	2.27	5.34	0.25

Total from investment operations	7.54	2.53	2.42	5.50	0.43

Distributions to shareholders
From net investment income	(0.32)	(0.14)	(0.16)	(0.18)	(0.27)
From net realized gains	—	—	—	—	—

Total distributions	(0.32)	(0.14)	(0.16)	(0.18)	(0.27)

Net asset value, end of year	$35.97	$28.75	$26.36	$24.10	$18.78

Total return[b]	26.54%	9.60%[i]	10.03%	29.47%	2.64%
Net assets, end of year (000’s)	$99,381	$87,084	$91,426	$95,864	$79,873
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.26%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	1.32%[e]	0.79%[h]	0.58%[f]	0.72%[c]	1.11%
Ratios assuming no expense reductions:
Ratio of total expenses to average net assets	1.54%	1.52%	1.54%	1.55%	1.69%
Portfolio turnover rate[g]	141%	85%	33%	85%	184%

See page 165-166 for all footnotes.

APPENDIX B

	Small Cap Value Insights Fund—Class B Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$20.01	$18.40	$16.87	$13.24	$13.16

Income (loss) from investment operations:
Net investment income (loss)[a]	0.15 [e]	(0.01)[h]	(0.03)[f]	— [c,d]	0.05
Net realized and unrealized gain (loss)	4.93	1.62 [i]	1.58	3.75	0.19

Total from investment operations	5.08	1.61	1.55	3.75	0.24

Distributions to shareholders
From net investment income	(0.18)	—	(0.02)	(0.12)	(0.16)
From net realized gains	—	—	—	—	—

Total distributions	(0.18)	—	(0.02)	(0.12)	(0.16)

Net asset value, end of year	$24.91	$20.01	$18.40	$16.87	$13.24

Total return[b]	25.61%	8.73%[i]	9.19%	28.54%	2.27%
Net assets, end of year (000’s)	$8,867	$10,256	$14,722	$20,172	$27,689
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.00%	2.01%	2.00%	2.00%	2.00%
Ratio of net investment income (loss) to average net assets	0.67%[e]	0.03%[h]	(0.16)%[f]	0.01%[c]	0.42%
Ratios assuming no expense reductions:
Ratio of total expenses to average net assets	2.28%	2.27%	2.29%	2.30%	2.44%
Portfolio turnover rate[g]	141%	85%	33%	85%	184%

See page 165-166 for all footnotes.

	Small Cap Value Insights Fund—Class C Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$22.62	$20.79	$19.06	$14.94	$14.84

Income (loss) from investment operations:
Net investment income (loss)[a]	0.15 [e]	— [h,d]	(0.04)[f]	— [c,d]	0.05
Net realized and unrealized gain (loss)	5.60	1.83 [i]	1.80	4.24	0.18

Total from investment operations	5.75	1.83	1.76	4.24	0.23

Distributions to shareholders
From net investment income	(0.17)	—	(0.03)	(0.12)	(0.13)
From net realized gains	—	—	—	—	—

Total distributions	(0.17)	—	(0.03)	(0.12)	(0.13)

Net asset value, end of year	$28.20	$22.62	$20.79	$19.06	$14.94

Total return[b]	25.63%	8.78%[i]	9.21%	28.54%	1.61%
Net assets, end of year (000’s)	$19,416	$17,808	$19,248	$21,671	$20,883
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income (loss) to average net assets	0.58%[e]	0.04%[h]	(0.17)%[f]	(0.02)%[c]	0.38%
Ratios assuming no expense reductions:
Ratio of total expenses to average net assets	2.29%	2.27%	2.29%	2.30%	2.44%
Portfolio turnover rate[g]	141%	85%	33%	85%	184%

See page 165-166 for all footnotes.

APPENDIX B

	Small Cap Value Insights Fund—Institutional Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$35.67	$32.66	$29.80	$23.11	$22.89

Income (loss) from investment operations:
Net investment income[a]	0.69 [e]	0.47 [h]	0.32 [f]	0.30 [c]	0.31
Net realized and unrealized gain (loss)	8.84	2.79 [i]	2.79	6.59	0.28

Total from investment operations	9.53	3.26	3.11	6.89	0.59

Distributions to Shareholders
From net investment income	(0.44)	(0.25)	(0.25)	(0.20)	(0.37)
From net realized gains	—	—	—	—	—

Total distributions:	(0.44)	(0.25)	(0.25)	(0.20)	(0.37)

Net asset value, end of year	$44.76	$35.67	$32.66	$29.80	$23.11

Total return[b]	27.05%	10.02%[i]	10.46%	30.03%	2.97%
Net assets, end of year (000’s)	$12,204	$12,310	$3,479	$2,462	$1,244
Ratios/Supplemental Data:
Ratio of net expenses to average net assets:	0.86%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	1.74%[e]	1.30%[h]	0.97%[f]	1.10%[c]	1.55%
Ratios assuming no expense reductions:
Ratio of total expenses to average net assets	1.13%	1.11%	1.14%	1.15%	1.29%
Portfolio turnover rate[g]	141%	85%	33%	85%	184%

See page 165-166 for all footnotes.

	Small Cap Value Insights Fund—IR Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$28.75	$26.40	$24.15	$18.78	$18.69

Income (loss) from investment operations
Net investment income[a]	0.49 [e]	0.31 [h]	0.24 [f]	0.22 [c]	0.22
Net realized and unrealized gain (loss)	7.11	2.28 [i]	2.24	5.34	0.21

Total from investment operations	7.60	2.59	2.48	5.56	0.43

Distributions to shareholders
From net investment income	(0.43)	(0.24)	(0.23)	(0.19)	(0.34)
From net realized gains	—	—	—	—	—

Total distributions	(0.43)	(0.24)	(0.23)	(0.19)	(0.34)

Net asset value, end of period	$35.92	$28.75	$26.40	$24.15	$18.78

Total return[b]	26.91%	9.82%[i]	10.29%	29.83%	2.43%
Net assets, end of period (in 000s)	$1,310	$455	$223	$28	$7
Ratio/Supplemental Data:
Ratio of net expenses to average net assets	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.53%[e]	1.11%[h]	0.96%[f]	0.99%[c]	1.34%
Ratios assuming no expense reductions
Ratio of expenses to average net assets	1.29%	1.26%	1.29%	1.30%	1.44%
Portfolio turnover rate[g]	141%	85%	33%	85%	184%

See page 165-166 for all footnotes.

APPENDIX B

	Small Cap Value Insights Fund—R Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$28.54	$26.21	$23.99	$18.74	$18.62

Income (loss) from investment operations
Net investment income[a]	0.31 [e]	0.15 [h]	0.07 [f]	0.10 [c]	0.12
Net realized and unrealized gain (loss)	7.09	2.30 [i]	2.26	5.33	0.23

Total from investment operations	7.40	2.45	2.33	5.43	0.35

Distributions to shareholders
From net investment income	(0.32)	(0.12)	(0.11)	(0.18)	(0.23)
From net realized gains	—	—	—	—	—

Total distributions	(0.32)	(0.12)	(0.11)	(0.18)	(0.23)

Net asset value, end of period	$35.62	$28.54	$26.21	$23.99	$18.74

Total return[b]	26.21%	9.35%[i]	9.71%	29.17%	2.17%
Net assets, end of period (in 000s)	$1,154	$699	$214	$120	$79
Ratio/Supplemental Data:
Ratio of net expenses to average net assets	1.51%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	0.96%[e]	0.52%[h]	0.26%[f]	0.45%[c]	0.68%
Ratios assuming no expense reductions
Ratio of expenses to average net assets	1.79%	1.75%	1.79%	1.80%	1.94%
Portfolio turnover rate[g]	141%	85%	33%	85%	184%

See page 165-166 for all footnotes.

U.S. EQUITY INSIGHTS FUND

	U.S. Equity Insights Fund—Class A Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$26.80	$24.21	$22.32	$19.75	$19.02

Income (loss) from investment operations
Net investment income[a]	0.44	0.33 [h]	0.31 [f]	0.24	0.31
Net realized and unrealized gain (loss)	7.68	2.70 [i]	1.87	2.63	0.87

Total from investment operations	8.12	3.03	2.18	2.87	1.18

Distributions to shareholders
From net investment income	(0.40)	(0.44)	(0.29)	(0.30)	(0.38)
From net realized gains	—	—	—	—	(0.07)

Total distributions	(0.40)	(0.44)	(0.29)	(0.30)	(0.45)

Net asset value, end of period	$34.52	$26.80	$24.21	$22.32	$19.75

Total return[b]	30.75%	12.69%[i]	9.83%	14.67%	6.57%
Net assets, end of period (in 000s)	$256,626	$239,796	$278,353	$301,843	$328,575
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	1.46%	1.31%[h]	1.28%[f]	1.12%	1.75%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.21%	1.20%	1.19%	1.18%	1.19%
Portfolio turnover rate[g]	203%	121%	46%	47%	136%

See page 165-166 for all footnotes.

APPENDIX B

	U.S. Equity Insights Fund—Class B Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$25.02	$22.59	$20.82	$18.43	$17.63

Income (loss) from investment operations
Net investment income[a]	0.22	0.14 [h]	0.12 [f]	0.08	0.18
Net realized and unrealized gain (loss)	7.18	2.52 [i]	1.76	2.44	0.82

Total from investment operations	7.40	2.66	1.88	2.52	1.00

Distributions to shareholders
From net investment income	(0.17)	(0.23)	(0.11)	(0.13)	(0.13)
From net realized gains	—	—	—	—	(0.07)

Total distributions	(0.17)	(0.23)	(0.11)	(0.13)	(0.20)

Net asset value, end of period	$32.25	$25.02	$22.59	$20.82	$18.43

Total return[b]	29.76%	11.84%[i]	9.05%	13.76%	5.83%
Net assets, end of period (in 000s)	$7,166	$8,807	$13,170	$18,663	$25,269
Ratio of net expenses to average net assets	1.70%	1.71%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	0.78%	0.60%[h]	0.56%[f]	0.39%	1.14%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.96%	1.95%	1.94%	1.93%	1.94%
Portfolio turnover rate[g]	203%	121%	46%	47%	136%

See page 165-166 for all footnotes.

	U.S. Equity Insights Fund—Class C Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$24.59	$22.25	$20.54	$18.21	$17.50

Income (loss) from investment operations
Net investment income[a]	0.19	0.13 [h]	0.12 [f]	0.07	0.16
Net realized and unrealized gain (loss)	7.07	2.48 [i]	1.72	2.44	0.82

Total from investment operations	7.26	2.61	1.84	2.51	0.98

Distributions to shareholders
From net investment income	(0.22)	(0.27)	(0.13)	(0.18)	(0.20)
From net realized gains	—	—	—	—	(0.07)

Total distributions	(0.22)	(0.27)	(0.13)	(0.18)	(0.27)

Net asset value, end of period	$31.63	$24.59	$22.25	$20.54	$18.21

Total return[b]	29.78%	11.84%[i]	9.00%	13.84%	5.82%
Net assets, end of period (in 000s)	$34,143	$30,979	$32,665	$34,942	$37,716
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	0.70%	0.55%[h]	0.52%[f]	0.37%	0.99%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.96%	1.95%	1.94%	1.93%	1.94%
Portfolio turnover rate[g]	203%	121%	46%	47%	136%

See page 165-166 for all footnotes.

APPENDIX B

	U.S. Equity Insights Fund—Institutional Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$27.51	$24.82	$22.89	$20.25	$19.52

Income (loss) from investment operations
Net investment income[a]	0.53	0.44 [h]	0.44 [f]	0.33	0.38
Net realized and unrealized gain (loss)	7.91	2.77 [i]	1.87	2.69	0.91

Total from investment operations	8.44	3.21	2.31	3.02	1.29

Distributions to shareholders
From net investment income	(0.51)	(0.52)	(0.38)	(0.38)	(0.49)
From net realized gains	—	—	—	—	(0.07)

Total distributions	(0.51)	(0.52)	(0.38)	(0.38)	(0.56)

Net asset value, end of period	$35.44	$27.51	$24.82	$22.89	$20.25

Total return[b]	31.27%	13.16%[i]	10.20%	15.10%	7.04%
Net assets, end of period (in 000s)	$64,809	$33,613	$33,581	$115,177	$153,872
Ratio of net expenses to average net assets	0.56%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.70%	1.69%[h]	1.76%[f]	1.54%	2.14%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.82%	0.80%	0.79%	0.78%	0.79%
Portfolio turnover rate[g]	203%	121%	46%	47%	136%

See page 165-166 for all footnotes.

	U.S. Equity Insights Fund—Service Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$26.76	$24.14	$22.25	$19.66	$18.84

Income (loss) from investment operations
Net investment income[a]	0.41	0.30 [h]	0.28 [f]	0.23	0.29
Net realized and unrealized gain (loss)	7.65	2.70 [i]	1.87	2.60	0.88

Total from investment operations	8.06	3.00	2.15	2.83	1.17

Distributions to shareholders
From net investment income	(0.38)	(0.38)	(0.26)	(0.24)	(0.28)
From net realized gains	—	—	—	—	(0.07)

Total distributions	(0.38)	(0.38)	(0.26)	(0.24)	(0.35)

Net asset value, end of period	$34.44	$26.76	$24.14	$22.25	$19.66

Total return[b]	30.57%	12.58%[i]	9.74%	14.50%	6.50%
Net assets, end of period (in 000s)	$1,020	$1,036	$962	$1,273	$2,117
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	1.37%	1.18%[h]	1.19%[f]	1.10%	1.68%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.31%	1.30%	1.29%	1.28%	1.29%
Portfolio turnover rate[g]	203%	121%	46%	47%	136%

See page 165-166 for all footnotes.

APPENDIX B

	U.S. Equity Insights Fund—IR Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$26.62	$24.08	$22.21	$19.65	$18.96

Income (loss) from investment operations
Net investment income[a]	0.45	0.37 [h]	0.36 [f]	0.29	0.34
Net realized and unrealized gain (loss)	7.67	2.69 [i]	1.86	2.63	0.87

Total from investment operations	8.12	3.06	2.22	2.92	1.21

Distributions to shareholders
From net investment income	(0.48)	(0.52)	(0.35)	(0.36)	(0.45)
From net realized gains	—	—	—	—	(0.07)

Total distributions	(0.48)	(0.52)	(0.35)	(0.36)	(0.52)

Net asset value, end of period	$34.26	$26.62	$24.08	$22.21	$19.65

Total return[b]	31.06%	12.96%[i]	10.09%	15.00%	6.83%
Net assets, end of period (in 000s)	$546	$198	$105	$8	$7
Ratio of net expenses to average net assets	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	1.48%	1.45%[h]	1.57%[f]	1.37%	1.93%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.97%	0.95%	0.94%	0.93%	0.94%
Portfolio turnover rate[g]	203%	121%	46%	47%	136%

See page 165-166 for all footnotes.

	U.S. Equity Insights Fund—R Shares
	For the Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$26.58	$23.98	$22.11	$19.63	$18.89

Income (loss) from investment operations
Net investment income[a]	0.36	0.22 [h]	0.24 [f]	0.18	0.16
Net realized and unrealized gain (loss)	7.61	2.73 [i]	1.85	2.61	0.98

Total from investment operations	7.97	2.95	2.09	2.79	1.14

Distributions to shareholders
From net investment income	(0.39)	(0.35)	(0.22)	(0.31)	(0.33)
From net realized gains	—	—	—	—	(0.07)

Total distributions	(0.39)	(0.35)	(0.22)	(0.31)	(0.40)

Net asset value, end of period	$34.16	$26.58	$23.98	$22.11	$19.63

Total return[b]	30.42%	12.42%[i]	9.53%	14.35%	6.39%
Net assets, end of period (in 000s)	$343	$336	$29	$48	$50
Ratio of net expenses to average net assets	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	1.19%	0.85%[h]	1.03%[f]	0.88%	0.89%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.46%	1.44%	1.44%	1.43%	1.44%
Portfolio turnover rate[g]	203%	121%	46%	47%	136%

See page 165-166 for all footnotes.

APPENDIX B

Footnotes:

a	Calculated based on the average shares outstanding methodology.
b	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
c	Reflects income recognized from non-recurring special dividends which amounted to the following amounts per share and percentage of average net assets:

Fund	Per Share	Percentage of Average Net Assets
Small Cap Equity Insights	$0.06	0.56%
Small Cap Growth Insights	$0.10	0.63%
Small Cap Value Insights	$0.06	0.33%

d	Amount is less than $0.005 per share.
e	Reflects income recognized from non-recurring special dividends which amounted to the following amounts per share and percentage of average net assests.

Fund	Per Share	Percentage of Average Net Assets
Large Cap Growth Insights	$0.05	0.31%
Large Cap Value Insights	$0.04	0.32%
Small Cap Equity Insights	$0.13	0.85%
Small Cap Growth Insights	$0.17	0.65%
Small Cap Value Insights	$0.20	0.65%

f	Reflects income recognized from non-recurring special dividends which amounted to the following amounts per share and percentage of average net assets:

Fund	Per Share	Percentage of Average Net Assets
Large Cap Growth Insights	$0.02	0.16%
Small Cap Equity Insights	$0.07	0.55%
Small Cap Growth Insights	$0.07	0.34%
Small Cap Value Insights	$0.07	0.27%
U.S. Equity Insights	$0.03	0.13%

g	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
h	Reflects income recognized from non-recurring special dividends which amounted to the following amounts per share and percentage of average net assets.

Fund	Per Share	Percentage of Average Net Assets
Large Cap Growth Insights	$0.03	0.22%
Small Cap Equity Insights	$0.02	0.17%
Small Cap Growth Insights	$0.11	0.51%
Small Cap Value Insights	$0.09	0.33%
U.S. Equity Insights	$0.06	0.23%

i	Reflects payment from affiliate relating to certain investment transactions which amounted to the following amounts per share. Excluding such payment, the total return would have been the amounts below:

Fund	Per Share	A	B	C	Institutional	Service	IR	R
Large Cap Value Insights	$0.01	14.34%	13.51%	13.55%	14.81%	14.28%	14.67%	13.98%
Small Cap Equity Insights	$0.04	7.71%	6.95%	6.89%	8.17%	7.63%	8.02%	7.44%
Small Cap Growth Insights	$0.11	9.73%	8.82%	8.86%	10.23%	N/A	9.98%	9.46%
Small Cap Value Insights	$0.07	9.34%	8.35%	8.44%	9.81%	N/A	9.55%	9.09%
U.S. Equity Insights	$0.02	12.61%	11.75%	11.75%	13.08%	12.50%	12.87%	12.33%

Domestic Equity Insights

Funds Prospectus

FOR MORE INFORMATION

Annual/Semiannual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semiannual reports, and the SAI, are available free upon request by calling Goldman Sachs at 1-800-526-7384. You can also access and download the annual and semiannual reports and the SAI at the Funds’ website: http://www.gsamfunds.com.

From time to time, certain announcements and other information regarding the Funds may be found at http://www.gs.com/gsam/redirect/announcements/individuals for individual investors, http://www.gs.com/gsam/redirect/announcements/institutions for institutional investors or http://www.gs.com/gsam/redirect/announcements/advisors for advisors.

To obtain other information and for shareholder inquiries:

	Institutional & Service	Class A, B, C, IR & R
¢ By telephone:	1-800-621-2550	1-800-526-7384
¢ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606	Goldman Sachs Funds P.O. Box 219711 Kansas City, MO 64121
¢ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

DOMINSPRO14	The Funds’ investment company registration number is 811-05349. GSAM® is a registered service mark of Goldman, Sachs & Co.